UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

f/k/a BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Kristine Treglia, Chief Legal Officer

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report - March 31, 2026

Baron Asset Fund

Retail: BARAX

This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	Russell Midcap Growth Index	Russell 3000 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,274	$10,156	$10,263
09/30/16	$10,793	$10,623	$10,714
12/31/16	$10,795	$10,671	$11,165
03/31/17	$11,882	$11,407	$11,807
06/30/17	$12,790	$11,888	$12,163
09/30/17	$13,213	$12,516	$12,719
12/31/17	$13,615	$13,367	$13,525
03/31/18	$14,242	$13,658	$13,438
06/30/18	$15,053	$14,089	$13,960
09/30/18	$16,266	$15,157	$14,955
12/31/18	$13,596	$12,732	$12,816
03/31/19	$16,362	$15,231	$14,616
06/30/19	$17,973	$16,053	$15,214
09/30/19	$17,537	$15,945	$15,391
12/31/19	$18,710	$17,249	$16,791
03/31/20	$15,587	$13,792	$13,282
06/30/20	$19,944	$17,966	$16,207
09/30/20	$21,610	$19,650	$17,700
12/31/20	$24,881	$23,387	$20,298
03/31/21	$24,610	$23,255	$21,587
06/30/21	$27,060	$25,829	$23,365
09/30/21	$27,006	$25,633	$23,342
12/31/21	$28,347	$26,363	$25,507
03/31/22	$24,218	$23,047	$24,161
06/30/22	$19,096	$18,190	$20,126
09/30/22	$18,690	$18,072	$19,227
12/31/22	$20,961	$19,319	$20,608
03/31/23	$22,067	$21,084	$22,088
06/30/23	$22,853	$22,398	$23,940
09/30/23	$21,830	$21,228	$23,161
12/31/23	$24,532	$24,316	$25,957
03/31/24	$25,989	$26,625	$28,558
06/30/24	$25,060	$25,770	$29,476
09/30/24	$27,132	$27,455	$31,313
12/31/24	$27,103	$29,691	$32,137
03/31/25	$26,304	$27,577	$30,620
06/30/25	$28,350	$32,596	$33,985
09/30/25	$27,133	$33,502	$36,764
12/31/25	$29,254	$32,261	$37,647
03/31/26	$26,952	$30,213	$36,157

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	2.46%	1.83%	10.42%
Russell Midcap Growth Index	9.56%	5.37%	11.69%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$3,312,667,104
# of Issuers	50
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid	$18,319,245
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Asset Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	25.5%
Amphenol Corp.	5.3%
IDEXX Laboratories, Inc.	4.6%
Arch Capital Group Ltd.	4.4%
Quanta Services, Inc.	4.2%
Guidewire Software, Inc.	3.9%
Verisk Analytics, Inc.	3.6%
Mettler-Toledo International, Inc.	3.3%
Gartner, Inc.	2.8%
Charles Schwab Corp.	2.5%
Total	60.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	42.7%
Information Technology	18.3%
Financials	11.0%
Health Care	10.4%
Consumer Discretionary	7.7%
Real Estate	7.0%
Communication Services	1.7%
Materials	0.6%
Cash and Cash Equivalents	0.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Semi-Annual Shareholder Report - March 31, 2026

Retail: BARAX

Semi-Annual Shareholder Report - March 31, 2026

Baron Asset Fund

Institutional: BARIX

This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	Russell Midcap Growth Index	Russell 3000 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,027,935	$1,015,626	$1,026,305
09/30/16	$1,080,850	$1,062,263	$1,071,439
12/31/16	$1,081,490	$1,067,109	$1,116,540
03/31/17	$1,191,528	$1,140,676	$1,180,665
06/30/17	$1,283,407	$1,188,757	$1,216,269
09/30/17	$1,326,805	$1,251,558	$1,271,869
12/31/17	$1,368,001	$1,336,741	$1,352,471
03/31/18	$1,432,062	$1,365,809	$1,343,754
06/30/18	$1,514,566	$1,408,936	$1,396,011
09/30/18	$1,637,641	$1,515,657	$1,495,462
12/31/18	$1,369,859	$1,273,237	$1,281,578
03/31/19	$1,649,367	$1,523,064	$1,461,555
06/30/19	$1,812,981	$1,605,336	$1,521,407
09/30/19	$1,770,367	$1,594,522	$1,539,094
12/31/19	$1,889,882	$1,724,852	$1,679,111
03/31/20	$1,575,532	$1,379,194	$1,328,182
06/30/20	$2,017,009	$1,796,551	$1,620,748
09/30/20	$2,187,002	$1,964,950	$1,769,979
12/31/20	$2,519,727	$2,338,671	$2,029,840
03/31/21	$2,493,728	$2,325,451	$2,158,672
06/30/21	$2,743,967	$2,582,926	$2,336,542
09/30/21	$2,740,067	$2,563,299	$2,334,166
12/31/21	$2,878,097	$2,636,338	$2,550,719
03/31/22	$2,460,226	$2,304,678	$2,416,081
06/30/22	$1,941,378	$1,819,042	$2,012,567
09/30/22	$1,901,258	$1,807,167	$1,922,714
12/31/22	$2,133,476	$1,931,886	$2,060,804
03/31/23	$2,247,491	$2,108,381	$2,208,776
06/30/23	$2,329,163	$2,239,820	$2,394,022
09/30/23	$2,226,317	$2,122,814	$2,316,125
12/31/23	$2,503,589	$2,431,601	$2,595,724
03/31/24	$2,653,819	$2,662,523	$2,855,799
06/30/24	$2,560,647	$2,576,962	$2,947,641
09/30/24	$2,774,195	$2,745,531	$3,131,253
12/31/24	$2,773,112	$2,969,059	$3,213,708
03/31/25	$2,692,880	$2,757,661	$3,061,959
06/30/25	$2,904,197	$3,259,602	$3,398,506
09/30/25	$2,781,305	$3,350,197	$3,676,374
12/31/25	$3,000,662	$3,226,090	$3,764,712
03/31/26	$2,766,309	$3,021,264	$3,615,729

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	2.73%	2.10%	10.71%
Russell Midcap Growth Index	9.56%	5.37%	11.69%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$3,312,667,104
# of Issuers	50
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid	$18,319,245
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Asset Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	25.5%
Amphenol Corp.	5.3%
IDEXX Laboratories, Inc.	4.6%
Arch Capital Group Ltd.	4.4%
Quanta Services, Inc.	4.2%
Guidewire Software, Inc.	3.9%
Verisk Analytics, Inc.	3.6%
Mettler-Toledo International, Inc.	3.3%
Gartner, Inc.	2.8%
Charles Schwab Corp.	2.5%
Total	60.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	42.7%
Information Technology	18.3%
Financials	11.0%
Health Care	10.4%
Consumer Discretionary	7.7%
Real Estate	7.0%
Communication Services	1.7%
Materials	0.6%
Cash and Cash Equivalents	0.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Semi-Annual Shareholder Report - March 31, 2026

Institutional: BARIX

Semi-Annual Shareholder Report - March 31, 2026

Baron Asset Fund

R6: BARUX

This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	Russell Midcap Growth Index	Russell 3000 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,140,545	$5,078,130	$5,131,524
09/30/16	$5,404,251	$5,311,316	$5,357,196
12/31/16	$5,407,451	$5,335,543	$5,582,700
03/31/17	$5,956,731	$5,703,380	$5,903,327
06/30/17	$6,416,128	$5,943,785	$6,081,346
09/30/17	$6,633,116	$6,257,791	$6,359,346
12/31/17	$6,839,096	$6,683,706	$6,762,357
03/31/18	$7,159,405	$6,829,044	$6,718,772
06/30/18	$7,571,925	$7,044,679	$6,980,055
09/30/18	$8,187,308	$7,578,283	$7,477,309
12/31/18	$6,847,345	$6,366,186	$6,407,888
03/31/19	$8,245,943	$7,615,319	$7,307,777
06/30/19	$9,062,996	$8,026,680	$7,607,037
09/30/19	$8,849,920	$7,972,612	$7,695,471
12/31/19	$9,448,559	$8,624,260	$8,395,555
03/31/20	$7,875,726	$6,895,968	$6,640,909
06/30/20	$10,084,207	$8,982,756	$8,103,739
09/30/20	$10,934,188	$9,824,751	$8,849,893
12/31/20	$12,596,799	$11,693,355	$10,149,200
03/31/21	$12,466,801	$11,627,256	$10,793,361
06/30/21	$13,716,948	$12,914,628	$11,682,711
09/30/21	$13,698,532	$12,816,494	$11,670,828
12/31/21	$14,388,783	$13,181,690	$12,753,596
03/31/22	$12,299,338	$11,523,389	$12,080,404
06/30/22	$9,704,983	$9,095,209	$10,062,836
09/30/22	$9,505,537	$9,035,833	$9,613,570
12/31/22	$10,665,515	$9,659,432	$10,304,022
03/31/23	$11,234,452	$10,541,907	$11,043,882
06/30/23	$11,643,992	$11,199,099	$11,970,111
09/30/23	$11,128,576	$10,614,069	$11,580,624
12/31/23	$12,515,004	$12,158,005	$12,978,620
03/31/24	$13,264,989	$13,312,614	$14,278,993
06/30/24	$12,800,311	$12,884,810	$14,738,204
09/30/24	$13,866,903	$13,727,654	$15,656,267
12/31/24	$13,861,466	$14,845,297	$16,068,541
03/31/25	$13,460,257	$13,788,304	$15,309,793
06/30/25	$14,516,961	$16,298,011	$16,992,529
09/30/25	$13,902,434	$16,750,985	$18,381,869
12/31/25	$14,999,493	$16,130,452	$18,823,562
03/31/26	$13,827,536	$15,106,320	$18,078,647

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	2.73%	2.09%	10.71%
Russell Midcap Growth Index	9.56%	5.37%	11.69%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$3,312,667,104
# of Issuers	50
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid	$18,319,245
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Asset Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	25.5%
Amphenol Corp.	5.3%
IDEXX Laboratories, Inc.	4.6%
Arch Capital Group Ltd.	4.4%
Quanta Services, Inc.	4.2%
Guidewire Software, Inc.	3.9%
Verisk Analytics, Inc.	3.6%
Mettler-Toledo International, Inc.	3.3%
Gartner, Inc.	2.8%
Charles Schwab Corp.	2.5%
Total	60.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	42.7%
Information Technology	18.3%
Financials	11.0%
Health Care	10.4%
Consumer Discretionary	7.7%
Real Estate	7.0%
Communication Services	1.7%
Materials	0.6%
Cash and Cash Equivalents	0.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Semi-Annual Shareholder Report - March 31, 2026

R6: BARUX

Semi-Annual Shareholder Report - March 31, 2026

Baron Growth Fund

Retail: BGRFX

This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$71	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,331	$10,324	$10,263
09/30/16	$10,592	$11,276	$10,714
12/31/16	$10,577	$11,679	$11,165
03/31/17	$11,670	$12,303	$11,807
06/30/17	$12,369	$12,843	$12,163
09/30/17	$12,760	$13,642	$12,719
12/31/17	$13,436	$14,267	$13,525
03/31/18	$13,760	$14,596	$13,438
06/30/18	$14,852	$15,651	$13,960
09/30/18	$16,020	$16,516	$14,955
12/31/18	$13,044	$12,939	$12,816
03/31/19	$15,861	$15,158	$14,616
06/30/19	$16,963	$15,574	$15,214
09/30/19	$16,835	$14,925	$15,391
12/31/19	$18,280	$16,625	$16,791
03/31/20	$14,193	$12,342	$13,282
06/30/20	$18,081	$16,116	$16,207
09/30/20	$20,047	$17,270	$17,700
12/31/20	$24,261	$22,383	$20,298
03/31/21	$24,472	$23,474	$21,587
06/30/21	$26,363	$24,394	$23,365
09/30/21	$27,303	$23,015	$23,342
12/31/21	$29,075	$23,017	$25,507
03/31/22	$25,182	$20,111	$24,161
06/30/22	$20,461	$16,239	$20,126
09/30/22	$20,121	$16,278	$19,227
12/31/22	$22,505	$16,950	$20,608
03/31/23	$24,265	$17,980	$22,088
06/30/23	$24,906	$19,248	$23,940
09/30/23	$23,979	$17,839	$23,161
12/31/23	$25,808	$20,113	$25,957
03/31/24	$27,217	$21,638	$28,558
06/30/24	$24,961	$21,006	$29,476
09/30/24	$27,724	$22,773	$31,313
12/31/24	$27,035	$23,161	$32,137
03/31/25	$25,871	$20,587	$30,620
06/30/25	$26,079	$23,050	$33,985
09/30/25	$23,798	$25,861	$36,764
12/31/25	$23,141	$26,175	$37,647
03/31/26	$20,339	$25,440	$36,157

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	(21.38)%	(3.63)%	7.36%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$2,610,585,577
# of Issuers	17
Portfolio Turnover Rate	0%Footnote Reference#,Footnote Reference†
Total Advisory Fees Paid	$19,207,945
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.
Footnote†	Less than 0.5%.

Baron Growth Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Arch Capital Group Ltd.	22.0%
MSCI, Inc.	18.4%
Kinsale Capital Group, Inc.	11.3%
Choice Hotels International, Inc.	10.9%
Figs, Inc.	7.0%
Gartner, Inc.	6.4%
FactSet Research Systems, Inc.	5.6%
Primerica, Inc.	5.5%
Red Rock Resorts, Inc.	4.8%
IDEXX Laboratories, Inc.	4.3%
Total	96.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Financials	68.6%
Consumer Discretionary	26.4%
Information Technology	10.7%
Health Care	4.3%
Real Estate	4.1%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	(14.1%)Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

Retail: BGRFX

Semi-Annual Shareholder Report - March 31, 2026

Baron Growth Fund

Institutional: BGRIX

This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$58	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,033,793	$1,032,410	$1,026,305
09/30/16	$1,060,611	$1,127,613	$1,071,439
12/31/16	$1,059,810	$1,167,871	$1,116,540
03/31/17	$1,170,112	$1,230,337	$1,180,665
06/30/17	$1,241,034	$1,284,335	$1,216,269
09/30/17	$1,281,112	$1,364,199	$1,271,869
12/31/17	$1,349,704	$1,426,749	$1,352,471
03/31/18	$1,383,083	$1,459,556	$1,343,754
06/30/18	$1,493,893	$1,565,119	$1,396,011
09/30/18	$1,612,465	$1,651,564	$1,495,462
12/31/18	$1,313,687	$1,293,949	$1,281,578
03/31/19	$1,598,385	$1,515,794	$1,461,555
06/30/19	$1,710,684	$1,557,447	$1,521,407
09/30/19	$1,698,830	$1,492,454	$1,539,094
12/31/19	$1,845,785	$1,662,510	$1,679,111
03/31/20	$1,434,151	$1,234,166	$1,328,182
06/30/20	$1,827,907	$1,611,624	$1,620,748
09/30/20	$2,028,016	$1,726,985	$1,769,979
12/31/20	$2,455,900	$2,238,276	$2,029,840
03/31/21	$2,478,913	$2,347,397	$2,158,672
06/30/21	$2,672,271	$2,439,355	$2,336,542
09/30/21	$2,769,245	$2,301,468	$2,334,166
12/31/21	$2,950,809	$2,301,726	$2,550,719
03/31/22	$2,557,368	$2,011,077	$2,416,081
06/30/22	$2,079,271	$1,623,858	$2,012,567
09/30/22	$2,045,797	$1,627,786	$1,922,714
12/31/22	$2,289,914	$1,695,049	$2,060,804
03/31/23	$2,470,313	$1,797,984	$2,208,776
06/30/23	$2,537,355	$1,924,788	$2,394,022
09/30/23	$2,444,388	$1,783,920	$2,316,125
12/31/23	$2,632,719	$2,011,318	$2,595,724
03/31/24	$2,778,056	$2,163,813	$2,855,799
06/30/24	$2,549,373	$2,100,648	$2,947,641
09/30/24	$2,833,533	$2,277,314	$3,131,253
12/31/24	$2,765,004	$2,316,118	$3,213,708
03/31/25	$2,647,542	$2,058,664	$3,061,959
06/30/25	$2,670,398	$2,304,996	$3,398,506
09/30/25	$2,438,365	$2,586,061	$3,676,374
12/31/25	$2,372,896	$2,617,509	$3,764,712
03/31/26	$2,086,679	$2,544,019	$3,615,729

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	(21.18)%	(3.39)%	7.63%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$2,610,585,577
# of Issuers	17
Portfolio Turnover Rate	0%Footnote Reference#,Footnote Reference†
Total Advisory Fees Paid	$19,207,945
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.
Footnote†	Less than 0.5%.

Baron Growth Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Arch Capital Group Ltd.	22.0%
MSCI, Inc.	18.4%
Kinsale Capital Group, Inc.	11.3%
Choice Hotels International, Inc.	10.9%
Figs, Inc.	7.0%
Gartner, Inc.	6.4%
FactSet Research Systems, Inc.	5.6%
Primerica, Inc.	5.5%
Red Rock Resorts, Inc.	4.8%
IDEXX Laboratories, Inc.	4.3%
Total	96.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Financials	68.6%
Consumer Discretionary	26.4%
Information Technology	10.7%
Health Care	4.3%
Real Estate	4.1%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	(14.1%)Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

Institutional: BGRIX

Semi-Annual Shareholder Report - March 31, 2026

Baron Growth Fund

R6: BGRUX

This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,168,940	$5,162,050	$5,131,524
09/30/16	$5,302,232	$5,638,064	$5,357,196
12/31/16	$5,299,100	$5,839,354	$5,582,700
03/31/17	$5,849,655	$6,151,687	$5,903,327
06/30/17	$6,205,078	$6,421,677	$6,081,346
09/30/17	$6,404,567	$6,820,994	$6,359,346
12/31/17	$6,748,346	$7,133,745	$6,762,357
03/31/18	$6,915,211	$7,297,781	$6,718,772
06/30/18	$7,469,166	$7,825,597	$6,980,055
09/30/18	$8,061,926	$8,257,820	$7,477,309
12/31/18	$6,568,300	$6,469,743	$6,407,888
03/31/19	$7,991,535	$7,578,969	$7,307,777
06/30/19	$8,552,929	$7,787,237	$7,607,037
09/30/19	$8,493,670	$7,462,268	$7,695,471
12/31/19	$9,228,313	$8,312,552	$8,395,555
03/31/20	$7,170,517	$6,170,830	$6,640,909
06/30/20	$9,140,014	$8,058,118	$8,103,739
09/30/20	$10,139,299	$8,634,923	$8,849,893
12/31/20	$12,279,397	$11,191,379	$10,149,200
03/31/21	$12,394,442	$11,736,984	$10,793,361
06/30/21	$13,359,921	$12,196,777	$11,682,711
09/30/21	$13,845,824	$11,507,340	$11,670,828
12/31/21	$14,752,338	$11,508,629	$12,753,596
03/31/22	$12,785,521	$10,055,387	$12,080,404
06/30/22	$10,395,512	$8,119,292	$10,062,836
09/30/22	$10,228,175	$8,138,929	$9,613,570
12/31/22	$11,448,523	$8,475,246	$10,304,022
03/31/23	$12,350,334	$8,989,921	$11,043,882
06/30/23	$12,685,475	$9,623,938	$11,970,111
09/30/23	$12,220,734	$8,919,600	$11,580,624
12/31/23	$13,162,199	$10,056,590	$12,978,620
03/31/24	$13,888,730	$10,819,063	$14,278,993
06/30/24	$12,744,248	$10,503,241	$14,738,204
09/30/24	$14,164,760	$11,386,571	$15,656,267
12/31/24	$13,822,186	$11,580,592	$16,068,541
03/31/25	$13,234,992	$10,293,319	$15,309,793
06/30/25	$13,349,249	$11,524,980	$16,992,529
09/30/25	$12,189,325	$12,930,306	$18,381,869
12/31/25	$11,862,118	$13,087,546	$18,823,562
03/31/26	$10,431,319	$12,720,094	$18,078,647

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	(21.18)%	(3.39)%	7.63%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$2,610,585,577
# of Issuers	17
Portfolio Turnover Rate	0%Footnote Reference#,Footnote Reference†
Total Advisory Fees Paid	$19,207,945
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.
Footnote†	Less than 0.5%.

Baron Growth Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Arch Capital Group Ltd.	22.0%
MSCI, Inc.	18.4%
Kinsale Capital Group, Inc.	11.3%
Choice Hotels International, Inc.	10.9%
Figs, Inc.	7.0%
Gartner, Inc.	6.4%
FactSet Research Systems, Inc.	5.6%
Primerica, Inc.	5.5%
Red Rock Resorts, Inc.	4.8%
IDEXX Laboratories, Inc.	4.3%
Total	96.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Financials	68.6%
Consumer Discretionary	26.4%
Information Technology	10.7%
Health Care	4.3%
Real Estate	4.1%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	(14.1%)Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

R6: BGRUX

Semi-Annual Shareholder Report - March 31, 2026

Baron Small Cap Fund

Retail: BSCFX

This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$63	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,493	$10,324	$10,263
09/30/16	$11,168	$11,276	$10,714
12/31/16	$11,315	$11,679	$11,165
03/31/17	$12,274	$12,303	$11,807
06/30/17	$13,096	$12,843	$12,163
09/30/17	$13,676	$13,642	$12,719
12/31/17	$14,385	$14,267	$13,525
03/31/18	$14,791	$14,596	$13,438
06/30/18	$15,735	$15,651	$13,960
09/30/18	$17,095	$16,516	$14,955
12/31/18	$13,322	$12,939	$12,816
03/31/19	$16,394	$15,158	$14,616
06/30/19	$17,196	$15,574	$15,214
09/30/19	$16,383	$14,925	$15,391
12/31/19	$17,918	$16,625	$16,791
03/31/20	$13,732	$12,342	$13,282
06/30/20	$18,626	$16,116	$16,207
09/30/20	$21,397	$17,270	$17,700
12/31/20	$25,145	$22,383	$20,298
03/31/21	$25,800	$23,474	$21,587
06/30/21	$27,425	$24,394	$23,365
09/30/21	$27,767	$23,015	$23,342
12/31/21	$29,050	$23,017	$25,507
03/31/22	$24,482	$20,111	$24,161
06/30/22	$19,914	$16,239	$20,126
09/30/22	$19,177	$16,278	$19,227
12/31/22	$19,979	$16,950	$20,608
03/31/23	$21,853	$17,980	$22,088
06/30/23	$23,248	$19,248	$23,940
09/30/23	$22,518	$17,839	$23,161
12/31/23	$25,349	$20,113	$25,957
03/31/24	$28,323	$21,638	$28,558
06/30/24	$26,480	$21,006	$29,476
09/30/24	$29,027	$22,773	$31,313
12/31/24	$28,715	$23,161	$32,137
03/31/25	$26,101	$20,587	$30,620
06/30/25	$28,791	$23,050	$33,985
09/30/25	$28,924	$25,861	$36,764
12/31/25	$28,458	$26,175	$37,647
03/31/26	$26,188	$25,440	$36,157

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	0.33%	0.30%	10.11%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$2,698,686,352
# of Issuers	53
Portfolio Turnover Rate	3%Footnote Reference#
Total Advisory Fees Paid	$17,233,499
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Small Cap Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Vertiv Holdings Co.	7.9%
Red Rock Resorts, Inc.	5.0%
SiteOne Landscape Supply, Inc.	4.8%
Kinsale Capital Group, Inc.	4.7%
Guidewire Software, Inc.	4.2%
Planet Fitness, Inc.	3.3%
Cognex Corp.	3.2%
JBT Marel Corp.	3.1%
TransDigm Group Incorporated	3.0%
RBC Bearings, Inc.	2.8%
Total	42.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	33.2%
Consumer Discretionary	21.2%
Information Technology	18.4%
Financials	11.5%
Health Care	9.1%
Communication Services	4.5%
Materials	1.0%
Consumer Staples	0.9%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Semi-Annual Shareholder Report - March 31, 2026

Retail: BSCFX

Semi-Annual Shareholder Report - March 31, 2026

Baron Small Cap Fund

Institutional: BSFIX

This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,050,036	$1,032,410	$1,026,305
09/30/16	$1,118,299	$1,127,613	$1,071,439
12/31/16	$1,133,748	$1,167,871	$1,116,540
03/31/17	$1,230,690	$1,230,337	$1,180,665
06/30/17	$1,313,721	$1,284,335	$1,216,269
09/30/17	$1,372,843	$1,364,199	$1,271,869
12/31/17	$1,444,937	$1,426,749	$1,352,471
03/31/18	$1,486,291	$1,459,556	$1,343,754
06/30/18	$1,582,784	$1,565,119	$1,396,011
09/30/18	$1,720,632	$1,651,564	$1,495,462
12/31/18	$1,341,893	$1,293,949	$1,281,578
03/31/19	$1,652,761	$1,515,794	$1,461,555
06/30/19	$1,734,511	$1,557,447	$1,521,407
09/30/19	$1,653,298	$1,492,454	$1,539,094
12/31/19	$1,809,774	$1,662,510	$1,679,111
03/31/20	$1,387,435	$1,234,166	$1,328,182
06/30/20	$1,883,786	$1,611,624	$1,620,748
09/30/20	$2,165,150	$1,726,985	$1,769,979
12/31/20	$2,545,915	$2,238,276	$2,029,840
03/31/21	$2,613,858	$2,347,397	$2,158,672
06/30/21	$2,780,450	$2,439,355	$2,336,542
09/30/21	$2,817,035	$2,301,468	$2,334,166
12/31/21	$2,949,081	$2,301,726	$2,550,719
03/31/22	$2,486,623	$2,011,077	$2,416,081
06/30/22	$2,024,165	$1,623,858	$2,012,567
09/30/22	$1,950,493	$1,627,786	$1,922,714
12/31/22	$2,033,260	$1,695,049	$2,060,804
03/31/23	$2,225,222	$1,797,984	$2,208,776
06/30/23	$2,369,578	$1,924,788	$2,394,022
09/30/23	$2,295,864	$1,783,920	$2,316,125
12/31/23	$2,586,074	$2,011,318	$2,595,724
03/31/24	$2,891,435	$2,163,813	$2,855,799
06/30/24	$2,705,529	$2,100,648	$2,947,641
09/30/24	$2,967,380	$2,277,314	$3,131,253
12/31/24	$2,938,100	$2,316,118	$3,213,708
03/31/25	$2,671,566	$2,058,664	$3,061,959
06/30/25	$2,948,762	$2,304,996	$3,398,506
09/30/25	$2,964,754	$2,586,061	$3,676,374
12/31/25	$2,918,568	$2,617,509	$3,764,712
03/31/26	$2,687,900	$2,544,019	$3,615,729

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	0.61%	0.56%	10.39%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$2,698,686,352
# of Issuers	53
Portfolio Turnover Rate	3%Footnote Reference#
Total Advisory Fees Paid	$17,233,499
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Small Cap Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Vertiv Holdings Co.	7.9%
Red Rock Resorts, Inc.	5.0%
SiteOne Landscape Supply, Inc.	4.8%
Kinsale Capital Group, Inc.	4.7%
Guidewire Software, Inc.	4.2%
Planet Fitness, Inc.	3.3%
Cognex Corp.	3.2%
JBT Marel Corp.	3.1%
TransDigm Group Incorporated	3.0%
RBC Bearings, Inc.	2.8%
Total	42.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	33.2%
Consumer Discretionary	21.2%
Information Technology	18.4%
Financials	11.5%
Health Care	9.1%
Communication Services	4.5%
Materials	1.0%
Consumer Staples	0.9%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Semi-Annual Shareholder Report - March 31, 2026

Institutional: BSFIX

Semi-Annual Shareholder Report - March 31, 2026

Baron Small Cap Fund

R6: BSCUX

This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,250,179	$5,162,050	$5,131,524
09/30/16	$5,591,494	$5,638,064	$5,357,196
12/31/16	$5,668,738	$5,839,354	$5,582,700
03/31/17	$6,153,450	$6,151,687	$5,903,327
06/30/17	$6,566,433	$6,421,677	$6,081,346
09/30/17	$6,862,042	$6,820,994	$6,359,346
12/31/17	$7,222,513	$7,133,745	$6,762,357
03/31/18	$7,431,755	$7,297,781	$6,718,772
06/30/18	$7,911,778	$7,825,597	$6,980,055
09/30/18	$8,601,043	$8,257,820	$7,477,309
12/31/18	$6,707,248	$6,469,743	$6,407,888
03/31/19	$8,261,695	$7,578,969	$7,307,777
06/30/19	$8,670,476	$7,787,237	$7,607,037
09/30/19	$8,264,384	$7,462,268	$7,695,471
12/31/19	$9,046,820	$8,312,552	$8,395,555
03/31/20	$6,934,916	$6,170,830	$6,640,909
06/30/20	$9,416,917	$8,058,118	$8,103,739
09/30/20	$10,823,873	$8,634,923	$8,849,893
12/31/20	$12,727,905	$11,191,379	$10,149,200
03/31/21	$13,067,664	$11,736,984	$10,793,361
06/30/21	$13,897,461	$12,196,777	$11,682,711
09/30/21	$14,080,408	$11,507,340	$11,670,828
12/31/21	$14,740,338	$11,508,629	$12,753,596
03/31/22	$12,431,347	$10,055,387	$12,080,404
06/30/22	$10,118,708	$8,119,292	$10,062,836
09/30/22	$9,750,291	$8,138,929	$9,613,570
12/31/22	$10,164,183	$8,475,246	$10,304,022
03/31/23	$11,124,155	$8,989,921	$11,043,882
06/30/23	$11,846,054	$9,623,938	$11,970,111
09/30/23	$11,477,425	$8,919,600	$11,580,624
12/31/23	$12,928,855	$10,056,590	$12,978,620
03/31/24	$14,455,947	$10,819,063	$14,278,993
06/30/24	$13,526,241	$10,503,241	$14,738,204
09/30/24	$14,831,786	$11,386,571	$15,656,267
12/31/24	$14,685,328	$11,580,592	$16,068,541
03/31/25	$13,352,318	$10,293,319	$15,309,793
06/30/25	$14,738,648	$11,524,980	$16,992,529
09/30/25	$14,818,629	$12,930,306	$18,381,869
12/31/25	$14,587,643	$13,087,546	$18,823,562
03/31/26	$13,433,954	$12,720,094	$18,078,647

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	0.61%	0.55%	10.39%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$2,698,686,352
# of Issuers	53
Portfolio Turnover Rate	3%Footnote Reference#
Total Advisory Fees Paid	$17,233,499
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Small Cap Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Vertiv Holdings Co.	7.9%
Red Rock Resorts, Inc.	5.0%
SiteOne Landscape Supply, Inc.	4.8%
Kinsale Capital Group, Inc.	4.7%
Guidewire Software, Inc.	4.2%
Planet Fitness, Inc.	3.3%
Cognex Corp.	3.2%
JBT Marel Corp.	3.1%
TransDigm Group Incorporated	3.0%
RBC Bearings, Inc.	2.8%
Total	42.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	33.2%
Consumer Discretionary	21.2%
Information Technology	18.4%
Financials	11.5%
Health Care	9.1%
Communication Services	4.5%
Materials	1.0%
Consumer Staples	0.9%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Semi-Annual Shareholder Report - March 31, 2026

R6: BSCUX

Semi-Annual Shareholder Report - March 31, 2026

Baron Opportunity Fund

Retail: BIOPX

This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$63	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	Russell 3000 Growth Index	S&P 500 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,332	$10,080	$10,246
09/30/16	$10,997	$10,576	$10,640
12/31/16	$10,322	$10,703	$11,047
03/31/17	$11,872	$11,627	$11,717
06/30/17	$13,229	$12,168	$12,079
09/30/17	$13,672	$12,890	$12,620
12/31/17	$14,504	$13,870	$13,459
03/31/18	$15,835	$14,076	$13,357
06/30/18	$17,421	$14,902	$13,815
09/30/18	$18,786	$16,226	$14,881
12/31/18	$15,672	$13,576	$12,869
03/31/19	$19,017	$15,773	$14,625
06/30/19	$20,180	$16,483	$15,255
09/30/19	$19,259	$16,665	$15,514
12/31/19	$21,985	$18,443	$16,921
03/31/20	$20,505	$15,704	$13,605
06/30/20	$28,638	$20,100	$16,399
09/30/20	$33,752	$22,684	$17,864
12/31/20	$41,498	$25,499	$20,034
03/31/21	$41,840	$25,803	$21,271
06/30/21	$46,049	$28,740	$23,089
09/30/21	$45,085	$28,939	$23,224
12/31/21	$46,481	$32,091	$25,785
03/31/22	$39,008	$29,121	$24,599
06/30/22	$28,466	$23,056	$20,638
09/30/22	$27,781	$22,280	$19,631
12/31/22	$26,511	$22,795	$21,115
03/31/23	$31,242	$25,953	$22,698
06/30/23	$36,322	$29,190	$24,682
09/30/23	$34,467	$28,213	$23,874
12/31/23	$39,648	$32,189	$26,665
03/31/24	$45,694	$35,803	$29,480
06/30/24	$47,683	$38,594	$30,743
09/30/24	$49,583	$39,913	$32,553
12/31/24	$55,463	$42,637	$33,337
03/31/25	$48,802	$38,375	$31,913
06/30/25	$60,123	$45,110	$35,405
09/30/25	$63,347	$49,808	$38,281
12/31/25	$66,238	$50,375	$39,298
03/31/26	$60,312	$45,569	$37,594

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	23.58%	7.59%	19.69%
Russell 3000 Growth Index	18.75%	12.05%	16.38%
S&P 500 Index	17.80%	12.06%	14.16%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,959,499
# of Issuers	46
Portfolio Turnover Rate	10%Footnote Reference#
Total Advisory Fees Paid	$8,720,625
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Opportunity Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	15.4%
NVIDIA Corp.	13.3%
Broadcom, Inc.	6.3%
Amazon.com, Inc.	6.3%
Tesla, Inc.	5.4%
Spotify Technology SA	4.0%
Meta Platforms, Inc.	3.9%
Alphabet, Inc.	3.8%
Eli Lilly & Co.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Total	64.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	41.7%
Industrials	18.5%
Consumer Discretionary	12.5%
Communication Services	11.6%
Health Care	9.0%
Financials	4.2%
Real Estate	1.4%
Unclassified	0.2%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Semi-Annual Shareholder Report - March 31, 2026

Retail: BIOPX

Semi-Annual Shareholder Report - March 31, 2026

Baron Opportunity Fund

Institutional: BIOIX

This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	Russell 3000 Growth Index	S&P 500 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,034,439	$1,007,996	$1,024,554
09/30/16	$1,101,403	$1,057,625	$1,064,018
12/31/16	$1,034,715	$1,070,330	$1,104,709
03/31/17	$1,190,857	$1,162,736	$1,171,722
06/30/17	$1,327,572	$1,216,840	$1,207,908
09/30/17	$1,372,904	$1,288,962	$1,262,027
12/31/17	$1,457,693	$1,387,010	$1,345,885
03/31/18	$1,591,867	$1,407,582	$1,335,668
06/30/18	$1,753,373	$1,490,246	$1,381,533
09/30/18	$1,890,860	$1,622,625	$1,488,060
12/31/18	$1,579,425	$1,357,618	$1,286,878
03/31/19	$1,917,502	$1,577,272	$1,462,509
06/30/19	$2,036,262	$1,648,281	$1,525,454
09/30/19	$1,943,508	$1,666,473	$1,551,361
12/31/19	$2,220,744	$1,844,274	$1,692,069
03/31/20	$2,073,066	$1,570,368	$1,360,457
06/30/20	$2,897,834	$2,009,971	$1,639,941
09/30/20	$3,417,029	$2,268,437	$1,786,376
12/31/20	$4,203,524	$2,549,931	$2,003,390
03/31/21	$4,240,449	$2,580,335	$2,127,097
06/30/21	$4,670,582	$2,873,972	$2,308,940
09/30/21	$4,575,773	$2,893,934	$2,322,379
12/31/21	$4,720,338	$3,209,059	$2,578,471
03/31/22	$3,964,136	$2,912,143	$2,459,899
06/30/22	$2,895,543	$2,305,639	$2,063,827
09/30/22	$2,826,602	$2,227,957	$1,963,058
12/31/22	$2,698,413	$2,279,524	$2,111,487
03/31/23	$3,183,158	$2,595,265	$2,269,786
06/30/23	$3,702,374	$2,918,968	$2,468,215
09/30/23	$3,516,017	$2,821,340	$2,387,420
12/31/23	$4,047,082	$3,218,905	$2,666,547
03/31/24	$4,667,555	$3,580,263	$2,948,026
06/30/24	$4,874,380	$3,859,364	$3,074,312
09/30/24	$5,071,509	$3,991,289	$3,255,283
12/31/24	$5,676,126	$4,263,676	$3,333,709
03/31/25	$4,996,835	$3,837,492	$3,191,288
06/30/25	$6,159,727	$4,511,030	$3,540,491
09/30/25	$6,494,874	$4,980,772	$3,828,138
12/31/25	$6,795,840	$5,037,546	$3,929,775
03/31/26	$6,192,597	$4,556,863	$3,759,447

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	23.93%	7.87%	20.00%
Russell 3000 Growth Index	18.75%	12.05%	16.38%
S&P 500 Index	17.80%	12.06%	14.16%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,959,499
# of Issuers	46
Portfolio Turnover Rate	10%Footnote Reference#
Total Advisory Fees Paid	$8,720,625
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Opportunity Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	15.4%
NVIDIA Corp.	13.3%
Broadcom, Inc.	6.3%
Amazon.com, Inc.	6.3%
Tesla, Inc.	5.4%
Spotify Technology SA	4.0%
Meta Platforms, Inc.	3.9%
Alphabet, Inc.	3.8%
Eli Lilly & Co.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Total	64.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	41.7%
Industrials	18.5%
Consumer Discretionary	12.5%
Communication Services	11.6%
Health Care	9.0%
Financials	4.2%
Real Estate	1.4%
Unclassified	0.2%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Semi-Annual Shareholder Report - March 31, 2026

Institutional: BIOIX

Semi-Annual Shareholder Report - March 31, 2026

Baron Opportunity Fund

R6: BIOUX

This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	Russell 3000 Growth Index	S&P 500 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,172,194	$5,039,982	$5,122,770
09/30/16	$5,510,204	$5,288,124	$5,320,092
12/31/16	$5,173,574	$5,351,652	$5,523,546
03/31/17	$5,957,885	$5,813,678	$5,858,612
06/30/17	$6,641,459	$6,084,198	$6,039,539
09/30/17	$6,868,117	$6,444,808	$6,310,136
12/31/17	$7,292,062	$6,935,048	$6,729,424
03/31/18	$7,967,022	$7,037,908	$6,678,341
06/30/18	$8,774,491	$7,451,231	$6,907,666
09/30/18	$9,461,874	$8,113,126	$7,440,300
12/31/18	$7,900,515	$6,788,091	$6,434,390
03/31/19	$9,595,030	$7,886,360	$7,312,547
06/30/19	$10,188,761	$8,241,405	$7,627,269
09/30/19	$9,729,378	$8,332,365	$7,756,803
12/31/19	$11,110,730	$9,221,368	$8,460,346
03/31/20	$10,377,134	$7,851,842	$6,802,286
06/30/20	$14,500,130	$10,049,853	$8,199,703
09/30/20	$17,095,574	$11,342,184	$8,931,879
12/31/20	$21,036,701	$12,749,654	$10,016,950
03/31/21	$21,221,277	$12,901,676	$10,635,484
06/30/21	$23,371,341	$14,369,860	$11,544,702
09/30/21	$22,897,429	$14,469,670	$11,611,896
12/31/21	$23,619,740	$16,045,293	$12,892,353
03/31/22	$19,840,151	$14,560,716	$12,299,496
06/30/22	$14,488,425	$11,528,194	$10,319,136
09/30/22	$14,143,847	$11,139,785	$9,815,291
12/31/22	$13,503,148	$11,397,619	$10,557,433
03/31/23	$15,925,961	$12,976,326	$11,348,929
06/30/23	$18,526,448	$14,594,840	$12,341,077
09/30/23	$17,589,627	$14,106,700	$11,937,100
12/31/23	$20,249,338	$16,094,524	$13,332,735
03/31/24	$23,350,539	$17,901,314	$14,740,131
06/30/24	$24,384,273	$19,296,818	$15,371,562
09/30/24	$25,374,934	$19,956,443	$16,276,416
12/31/24	$28,402,331	$21,318,382	$16,668,543
03/31/25	$25,001,696	$19,187,459	$15,956,441
06/30/25	$30,824,932	$22,555,150	$17,702,454
09/30/25	$32,499,956	$24,903,862	$19,140,691
12/31/25	$34,004,369	$25,187,730	$19,648,874
03/31/26	$30,983,706	$22,784,317	$18,797,233

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	23.93%	7.86%	20.01%
Russell 3000 Growth Index	18.75%	12.05%	16.38%
S&P 500 Index	17.80%	12.06%	14.16%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,959,499
# of Issuers	46
Portfolio Turnover Rate	10%Footnote Reference#
Total Advisory Fees Paid	$8,720,625
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Opportunity Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	15.4%
NVIDIA Corp.	13.3%
Broadcom, Inc.	6.3%
Amazon.com, Inc.	6.3%
Tesla, Inc.	5.4%
Spotify Technology SA	4.0%
Meta Platforms, Inc.	3.9%
Alphabet, Inc.	3.8%
Eli Lilly & Co.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Total	64.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	41.7%
Industrials	18.5%
Consumer Discretionary	12.5%
Communication Services	11.6%
Health Care	9.0%
Financials	4.2%
Real Estate	1.4%
Unclassified	0.2%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Semi-Annual Shareholder Report - March 31, 2026

R6: BIOUX

Semi-Annual Shareholder Report - March 31, 2026

Baron Fifth Avenue Growth Fund

Retail: BFTHX

This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	Russell 1000 Growth Index	S&P 500 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,000	$10,061	$10,246
09/30/16	$11,013	$10,522	$10,640
12/31/16	$10,307	$10,629	$11,047
03/31/17	$11,867	$11,576	$11,717
06/30/17	$12,874	$12,116	$12,079
09/30/17	$13,682	$12,831	$12,620
12/31/17	$14,496	$13,840	$13,459
03/31/18	$15,561	$14,036	$13,357
06/30/18	$16,665	$14,844	$13,815
09/30/18	$17,655	$16,205	$14,881
12/31/18	$14,656	$13,630	$12,869
03/31/19	$17,388	$15,825	$14,625
06/30/19	$18,526	$16,559	$15,255
09/30/19	$18,270	$16,806	$15,514
12/31/19	$19,634	$18,591	$16,921
03/31/20	$17,758	$15,969	$13,605
06/30/20	$24,475	$20,415	$16,399
09/30/20	$27,323	$23,113	$17,864
12/31/20	$29,534	$25,747	$20,034
03/31/21	$29,051	$25,989	$21,271
06/30/21	$33,040	$29,091	$23,089
09/30/21	$32,552	$29,427	$23,224
12/31/21	$32,760	$32,852	$25,785
03/31/22	$25,860	$29,882	$24,599
06/30/22	$17,947	$23,630	$20,638
09/30/22	$17,420	$22,780	$19,631
12/31/22	$16,177	$23,280	$21,115
03/31/23	$19,348	$26,624	$22,698
06/30/23	$22,428	$30,035	$24,682
09/30/23	$21,634	$29,095	$23,874
12/31/23	$25,429	$33,215	$26,665
03/31/24	$28,619	$37,007	$29,480
06/30/24	$30,231	$40,091	$30,743
09/30/24	$31,292	$41,370	$32,553
12/31/24	$34,934	$44,295	$33,337
03/31/25	$30,230	$39,879	$31,913
06/30/25	$37,744	$46,993	$35,405
09/30/25	$39,924	$51,932	$38,281
12/31/25	$41,221	$52,516	$39,298
03/31/26	$36,928	$47,382	$37,594

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	22.16%	4.92%	13.96%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
S&P 500 Index	17.80%	12.06%	14.16%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$669,672,184
# of Issuers	26
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$2,671,283
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Fifth Avenue Growth Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	13.5%
Amazon.com, Inc.	8.8%
Space Exploration Technologies Corp.	7.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.0%
Alphabet, Inc.	6.6%
Meta Platforms, Inc.	6.5%
Shopify, Inc.	4.7%
Cloudflare, Inc.	4.2%
Tesla, Inc.	4.1%
Samsara, Inc.	3.7%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	50.1%
Consumer Discretionary	17.5%
Communication Services	13.1%
Health Care	8.4%
Industrials	7.5%
Financials	2.9%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

Retail: BFTHX

Semi-Annual Shareholder Report - March 31, 2026

Baron Fifth Avenue Growth Fund

Institutional: BFTIX

This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	Russell 1000 Growth Index	S&P 500 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,001,124	$1,006,141	$1,024,554
09/30/16	$1,102,867	$1,052,237	$1,064,018
12/31/16	$1,033,165	$1,062,872	$1,104,709
03/31/17	$1,189,994	$1,157,562	$1,171,722
06/30/17	$1,291,737	$1,211,627	$1,207,908
09/30/17	$1,373,806	$1,283,104	$1,262,027
12/31/17	$1,456,436	$1,383,998	$1,345,885
03/31/18	$1,564,362	$1,403,589	$1,335,668
06/30/18	$1,676,785	$1,484,383	$1,381,533
09/30/18	$1,777,403	$1,620,506	$1,488,060
12/31/18	$1,476,672	$1,363,048	$1,286,878
03/31/19	$1,752,670	$1,582,515	$1,462,509
06/30/19	$1,868,465	$1,655,947	$1,525,454
09/30/19	$1,843,732	$1,680,573	$1,551,361
12/31/19	$1,982,401	$1,859,054	$1,692,069
03/31/20	$1,794,400	$1,596,942	$1,360,457
06/30/20	$2,474,675	$2,041,507	$1,639,941
09/30/20	$2,764,359	$2,311,331	$1,786,376
12/31/20	$2,989,623	$2,574,664	$2,003,390
03/31/21	$2,942,556	$2,598,918	$2,127,097
06/30/21	$3,349,308	$2,909,092	$2,308,940
09/30/21	$3,301,660	$2,942,727	$2,322,379
12/31/21	$3,325,159	$3,285,186	$2,578,471
03/31/22	$2,626,260	$2,988,165	$2,459,899
06/30/22	$1,823,841	$2,362,953	$2,063,827
09/30/22	$1,771,184	$2,277,973	$1,963,058
12/31/22	$1,646,124	$2,327,979	$2,111,487
03/31/23	$1,969,844	$2,662,407	$2,269,786
06/30/23	$2,285,187	$3,003,474	$2,468,215
09/30/23	$2,205,603	$2,909,453	$2,387,420
12/31/23	$2,593,947	$3,321,520	$2,666,547
03/31/24	$2,921,258	$3,700,652	$2,948,026
06/30/24	$3,088,204	$4,009,094	$3,074,312
09/30/24	$3,198,304	$4,136,952	$3,255,283
12/31/24	$3,573,230	$4,429,458	$3,333,709
03/31/25	$3,093,505	$3,987,942	$3,191,288
06/30/25	$3,864,923	$4,699,335	$3,540,491
09/30/25	$4,086,102	$5,193,226	$3,828,138
12/31/25	$4,221,307	$5,251,583	$3,929,775
03/31/26	$3,784,577	$4,738,165	$3,759,447

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	22.34%	5.16%	14.24%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
S&P 500 Index	17.80%	12.06%	14.16%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$669,672,184
# of Issuers	26
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$2,671,283
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Fifth Avenue Growth Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	13.5%
Amazon.com, Inc.	8.8%
Space Exploration Technologies Corp.	7.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.0%
Alphabet, Inc.	6.6%
Meta Platforms, Inc.	6.5%
Shopify, Inc.	4.7%
Cloudflare, Inc.	4.2%
Tesla, Inc.	4.1%
Samsara, Inc.	3.7%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	50.1%
Consumer Discretionary	17.5%
Communication Services	13.1%
Health Care	8.4%
Industrials	7.5%
Financials	2.9%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

Institutional: BFTIX

Semi-Annual Shareholder Report - March 31, 2026

Baron Fifth Avenue Growth Fund

R6: BFTUX

This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	Russell 1000 Growth Index	S&P 500 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,005,621	$5,030,703	$5,122,770
09/30/16	$5,517,144	$5,261,187	$5,320,092
12/31/16	$5,165,823	$5,314,359	$5,523,546
03/31/17	$5,952,782	$5,787,810	$5,858,612
06/30/17	$6,461,495	$6,058,134	$6,039,539
09/30/17	$6,871,838	$6,415,519	$6,310,136
12/31/17	$7,284,992	$6,919,992	$6,729,424
03/31/18	$7,824,621	$7,017,944	$6,678,341
06/30/18	$8,386,734	$7,421,915	$6,907,666
09/30/18	$8,889,826	$8,102,531	$7,440,300
12/31/18	$7,386,172	$6,815,241	$6,434,390
03/31/19	$8,766,161	$7,912,576	$7,312,547
06/30/19	$9,345,138	$8,279,736	$7,627,269
09/30/19	$9,221,473	$8,402,866	$7,756,803
12/31/19	$9,917,708	$9,295,268	$8,460,346
03/31/20	$8,974,817	$7,984,712	$6,802,286
06/30/20	$12,379,058	$10,207,537	$8,199,703
09/30/20	$13,827,465	$11,556,657	$8,931,879
12/31/20	$14,953,777	$12,873,321	$10,016,950
03/31/21	$14,718,445	$12,994,592	$10,635,484
06/30/21	$16,752,182	$14,545,459	$11,544,702
09/30/21	$16,513,944	$14,713,635	$11,611,896
12/31/21	$16,631,448	$16,425,931	$12,892,353
03/31/22	$13,137,019	$14,940,825	$12,299,496
06/30/22	$9,122,016	$11,814,763	$10,319,136
09/30/22	$8,858,737	$11,389,863	$9,815,291
12/31/22	$8,227,466	$11,639,895	$10,557,433
03/31/23	$9,849,024	$13,312,033	$11,348,929
06/30/23	$11,422,714	$15,017,370	$12,341,077
09/30/23	$11,027,796	$14,547,265	$11,937,100
12/31/23	$12,969,478	$16,607,598	$13,332,735
03/31/24	$14,603,004	$18,503,262	$14,740,131
06/30/24	$15,437,717	$20,045,470	$15,371,562
09/30/24	$15,988,210	$20,684,759	$16,276,416
12/31/24	$17,859,808	$22,147,289	$16,668,543
03/31/25	$15,464,237	$19,939,710	$15,956,441
06/30/25	$19,318,243	$23,496,675	$17,702,454
09/30/25	$20,448,229	$25,966,131	$19,140,691
12/31/25	$21,124,238	$26,257,915	$19,648,874
03/31/26	$18,937,568	$23,690,825	$18,797,233

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	22.46%	5.17%	14.24%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
S&P 500 Index	17.80%	12.06%	14.16%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$669,672,184
# of Issuers	26
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$2,671,283
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Fifth Avenue Growth Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	13.5%
Amazon.com, Inc.	8.8%
Space Exploration Technologies Corp.	7.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.0%
Alphabet, Inc.	6.6%
Meta Platforms, Inc.	6.5%
Shopify, Inc.	4.7%
Cloudflare, Inc.	4.2%
Tesla, Inc.	4.1%
Samsara, Inc.	3.7%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	50.1%
Consumer Discretionary	17.5%
Communication Services	13.1%
Health Care	8.4%
Industrials	7.5%
Financials	2.9%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

R6: BFTUX

Semi-Annual Shareholder Report - March 31, 2026

Baron Discovery Fund

Retail: BDFFX

This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$62	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$11,012	$10,324	$10,263
09/30/16	$12,689	$11,276	$10,714
12/31/16	$12,679	$11,679	$11,165
03/31/17	$14,156	$12,303	$11,807
06/30/17	$15,794	$12,843	$12,163
09/30/17	$16,628	$13,642	$12,719
12/31/17	$17,183	$14,267	$13,525
03/31/18	$16,956	$14,596	$13,438
06/30/18	$19,797	$15,651	$13,960
09/30/18	$22,526	$16,516	$14,955
12/31/18	$17,256	$12,939	$12,816
03/31/19	$20,638	$15,158	$14,616
06/30/19	$20,852	$15,574	$15,214
09/30/19	$19,830	$14,925	$15,391
12/31/19	$21,822	$16,625	$16,791
03/31/20	$17,463	$12,342	$13,282
06/30/20	$24,277	$16,116	$16,207
09/30/20	$28,819	$17,270	$17,700
12/31/20	$36,161	$22,383	$20,298
03/31/21	$38,838	$23,474	$21,587
06/30/21	$41,166	$24,394	$23,365
09/30/21	$39,082	$23,015	$23,342
12/31/21	$37,835	$23,017	$25,507
03/31/22	$31,635	$20,111	$24,161
06/30/22	$24,448	$16,239	$20,126
09/30/22	$24,437	$16,278	$19,227
12/31/22	$24,481	$16,950	$20,608
03/31/23	$27,213	$17,980	$22,088
06/30/23	$28,157	$19,248	$23,940
09/30/23	$26,642	$17,839	$23,161
12/31/23	$29,934	$20,113	$25,957
03/31/24	$31,284	$21,638	$28,558
06/30/24	$28,815	$21,006	$29,476
09/30/24	$32,711	$22,773	$31,313
12/31/24	$34,708	$23,161	$32,137
03/31/25	$32,546	$20,587	$30,620
06/30/25	$37,330	$23,050	$33,985
09/30/25	$38,362	$25,861	$36,764
12/31/25	$38,417	$26,175	$37,647
03/31/26	$34,291	$25,440	$36,157

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	5.36%	(2.46)%	13.11%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,946,848
# of Issuers	55
Portfolio Turnover Rate	16%Footnote Reference#
Total Advisory Fees Paid	$9,299,350
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Discovery Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Liberty Live Holdings, Inc.	3.9%
Advanced Energy Industries, Inc.	3.8%
Dynatrace, Inc.	3.7%
Loar Holdings, Inc.	2.8%
Guidewire Software, Inc.	2.8%
CareDx, Inc.	2.6%
Forgent Power Solutions, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Waystar Holding Corp.	2.5%
Establishment Labs Holdings, Inc.	2.4%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	26.3%
Health Care	21.6%
Industrials	21.0%
Consumer Discretionary	16.6%
Financials	4.3%
Communication Services	2.2%
Consumer Staples	1.8%
Cash and Cash Equivalents	6.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Semi-Annual Shareholder Report - March 31, 2026

Retail: BDFFX

Semi-Annual Shareholder Report - March 31, 2026

Baron Discovery Fund

Institutional: BDFIX

This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,101,583	$1,032,410	$1,026,305
09/30/16	$1,271,057	$1,127,613	$1,071,439
12/31/16	$1,271,057	$1,167,871	$1,116,540
03/31/17	$1,419,818	$1,230,337	$1,180,665
06/30/17	$1,584,584	$1,284,335	$1,216,269
09/30/17	$1,670,263	$1,364,199	$1,271,869
12/31/17	$1,726,538	$1,426,749	$1,352,471
03/31/18	$1,704,838	$1,459,556	$1,343,754
06/30/18	$1,991,651	$1,565,119	$1,396,011
09/30/18	$2,267,142	$1,651,564	$1,495,462
12/31/18	$1,737,532	$1,293,949	$1,281,578
03/31/19	$2,080,158	$1,515,794	$1,461,555
06/30/19	$2,102,525	$1,557,447	$1,521,407
09/30/19	$2,000,856	$1,492,454	$1,539,094
12/31/19	$2,204,084	$1,662,510	$1,679,111
03/31/20	$1,764,285	$1,234,166	$1,328,182
06/30/20	$2,454,525	$1,611,624	$1,620,748
09/30/20	$2,916,721	$1,726,985	$1,769,979
12/31/20	$3,661,603	$2,238,276	$2,029,840
03/31/21	$3,935,250	$2,347,397	$2,158,672
06/30/21	$4,174,165	$2,439,355	$2,336,542
09/30/21	$3,964,720	$2,301,468	$2,334,166
12/31/21	$3,840,741	$2,301,726	$2,550,719
03/31/22	$3,214,794	$2,011,077	$2,416,081
06/30/22	$2,486,340	$1,623,858	$2,012,567
09/30/22	$2,486,340	$1,627,786	$1,922,714
12/31/22	$2,491,793	$1,695,049	$2,060,804
03/31/23	$2,770,961	$1,797,984	$2,208,776
06/30/23	$2,870,196	$1,924,788	$2,394,022
09/30/23	$2,716,436	$1,783,920	$2,316,125
12/31/23	$3,054,491	$2,011,318	$2,595,724
03/31/24	$3,194,075	$2,163,813	$2,855,799
06/30/24	$2,945,441	$2,100,648	$2,947,641
09/30/24	$3,344,564	$2,277,314	$3,131,253
12/31/24	$3,551,759	$2,316,118	$3,213,708
03/31/25	$3,332,568	$2,058,664	$3,061,959
06/30/25	$3,824,384	$2,304,996	$3,398,506
09/30/25	$3,933,434	$2,586,061	$3,676,374
12/31/25	$3,941,067	$2,617,509	$3,764,712
03/31/26	$3,521,225	$2,544,019	$3,615,729

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	5.66%	(2.20)%	13.41%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,946,848
# of Issuers	55
Portfolio Turnover Rate	16%Footnote Reference#
Total Advisory Fees Paid	$9,299,350
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Discovery Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Liberty Live Holdings, Inc.	3.9%
Advanced Energy Industries, Inc.	3.8%
Dynatrace, Inc.	3.7%
Loar Holdings, Inc.	2.8%
Guidewire Software, Inc.	2.8%
CareDx, Inc.	2.6%
Forgent Power Solutions, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Waystar Holding Corp.	2.5%
Establishment Labs Holdings, Inc.	2.4%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	26.3%
Health Care	21.6%
Industrials	21.0%
Consumer Discretionary	16.6%
Financials	4.3%
Communication Services	2.2%
Consumer Staples	1.8%
Cash and Cash Equivalents	6.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Semi-Annual Shareholder Report - March 31, 2026

Institutional: BDFIX

Semi-Annual Shareholder Report - March 31, 2026

Baron Discovery Fund

R6: BDFUX

This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,507,913	$5,162,050	$5,131,524
09/30/16	$6,355,284	$5,638,064	$5,357,196
12/31/16	$6,355,284	$5,839,354	$5,582,700
03/31/17	$7,099,088	$6,151,687	$5,903,327
06/30/17	$7,922,921	$6,421,677	$6,081,346
09/30/17	$8,351,314	$6,820,994	$6,359,346
12/31/17	$8,633,818	$7,133,745	$6,762,357
03/31/18	$8,525,306	$7,297,781	$6,718,772
06/30/18	$9,959,558	$7,825,597	$6,980,055
09/30/18	$11,337,194	$8,257,820	$7,477,309
12/31/18	$8,688,797	$6,469,743	$6,407,888
03/31/19	$10,402,152	$7,578,969	$7,307,777
06/30/19	$10,514,003	$7,787,237	$7,607,037
09/30/19	$10,005,589	$7,462,268	$7,695,471
12/31/19	$11,021,862	$8,312,552	$8,395,555
03/31/20	$8,827,671	$6,170,830	$6,640,909
06/30/20	$12,274,230	$8,058,118	$8,103,739
09/30/20	$14,585,512	$8,634,923	$8,849,893
12/31/20	$18,315,485	$11,191,379	$10,149,200
03/31/21	$19,683,883	$11,736,984	$10,793,361
06/30/21	$20,873,337	$12,196,777	$11,682,711
09/30/21	$19,831,249	$11,507,340	$11,670,828
12/31/21	$19,211,474	$11,508,629	$12,753,596
03/31/22	$16,075,908	$10,055,387	$12,080,404
06/30/22	$12,433,199	$8,119,292	$10,062,836
09/30/22	$12,433,199	$8,138,929	$9,613,570
12/31/22	$12,460,465	$8,475,246	$10,304,022
03/31/23	$13,861,926	$8,989,921	$11,043,882
06/30/23	$14,352,710	$9,623,938	$11,970,111
09/30/23	$13,589,268	$8,919,600	$11,580,624
12/31/23	$15,274,294	$10,056,590	$12,978,620
03/31/24	$15,972,298	$10,819,063	$14,278,993
06/30/24	$14,728,978	$10,503,241	$14,738,204
09/30/24	$16,724,834	$11,386,571	$15,656,267
12/31/24	$17,760,934	$11,580,592	$16,068,541
03/31/25	$16,664,849	$10,293,319	$15,309,793
06/30/25	$19,129,676	$11,524,980	$16,992,529
09/30/25	$19,674,992	$12,930,306	$18,381,869
12/31/25	$19,707,711	$13,087,546	$18,823,562
03/31/26	$17,608,245	$12,720,094	$18,078,647

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	5.66%	(2.20)%	13.42%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,946,848
# of Issuers	55
Portfolio Turnover Rate	16%Footnote Reference#
Total Advisory Fees Paid	$9,299,350
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Discovery Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Liberty Live Holdings, Inc.	3.9%
Advanced Energy Industries, Inc.	3.8%
Dynatrace, Inc.	3.7%
Loar Holdings, Inc.	2.8%
Guidewire Software, Inc.	2.8%
CareDx, Inc.	2.6%
Forgent Power Solutions, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Waystar Holding Corp.	2.5%
Establishment Labs Holdings, Inc.	2.4%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	26.3%
Health Care	21.6%
Industrials	21.0%
Consumer Discretionary	16.6%
Financials	4.3%
Communication Services	2.2%
Consumer Staples	1.8%
Cash and Cash Equivalents	6.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Semi-Annual Shareholder Report - March 31, 2026

R6: BDFUX

Semi-Annual Shareholder Report - March 31, 2026

Baron Durable Advantage Fund

Retail: BDAFX

This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmark

Table Summary
	Retail	S&P 500 Index
12/29/17	$10,000	$10,000
3/31/18	$10,130	$9,924
6/30/18	$10,310	$10,265
9/30/18	$10,740	$11,056
12/31/18	$9,252	$9,562
3/31/19	$10,617	$10,867
6/30/19	$11,460	$11,334
9/30/19	$11,811	$11,527
12/31/19	$13,025	$12,572
3/31/20	$10,938	$10,108
6/30/20	$13,357	$12,185
9/30/20	$14,539	$13,273
12/31/20	$15,645	$14,885
3/31/21	$16,097	$15,804
6/30/21	$18,207	$17,156
9/30/21	$18,576	$17,255
12/31/21	$20,619	$19,158
3/31/22	$18,481	$18,277
6/30/22	$15,577	$15,334
9/30/22	$14,781	$14,586
12/31/22	$15,467	$15,688
3/31/23	$17,937	$16,865
6/30/23	$19,842	$18,339
9/30/23	$19,711	$17,739
12/31/23	$22,444	$19,813
3/31/24	$24,874	$21,904
6/30/24	$26,155	$22,842
9/30/24	$27,617	$24,187
12/31/24	$28,476	$24,770
3/31/25	$26,459	$23,711
6/30/25	$30,573	$26,306
9/30/25	$32,267	$28,443
12/31/25	$33,104	$29,198
3/31/26	$30,099	$27,933

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	13.76%	13.33%	14.30%
S&P 500 Index	17.80%	12.06%	13.27%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$482,633,640
# of Issuers	30
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$1,659,152
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Durable Advantage Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	8.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.9%
Meta Platforms, Inc.	6.8%
Monolithic Power Systems, Inc.	5.0%
Broadcom, Inc.	4.9%
Microsoft Corporation	4.9%
Visa, Inc.	4.1%
Welltower, Inc.	3.3%
Total	59.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	35.7%
Financials	29.1%
Communication Services	13.7%
Consumer Discretionary	8.1%
Industrials	5.9%
Real Estate	3.3%
Health Care	2.5%
Consumer Staples	1.3%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Semi-Annual Shareholder Report - March 31, 2026

Retail: BDAFX

Semi-Annual Shareholder Report - March 31, 2026

Baron Durable Advantage Fund

Institutional: BDAIX

This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmark

Table Summary
	Institutional	S&P 500 Index
12/29/17	$1,000,000	$1,000,000
3/31/18	$1,013,000	$992,409
6/30/18	$1,032,000	$1,026,487
9/30/18	$1,076,000	$1,105,637
12/31/18	$927,226	$956,158
3/31/19	$1,064,704	$1,086,653
6/30/19	$1,150,001	$1,133,421
9/30/19	$1,186,127	$1,152,670
12/31/19	$1,308,553	$1,257,217
3/31/20	$1,099,827	$1,010,827
6/30/20	$1,343,675	$1,218,485
9/30/20	$1,462,968	$1,327,287
12/31/20	$1,574,499	$1,488,530
3/31/21	$1,621,724	$1,580,445
6/30/21	$1,834,739	$1,715,556
9/30/21	$1,873,695	$1,725,541
12/31/21	$2,080,936	$1,915,818
3/31/22	$1,866,189	$1,827,719
6/30/22	$1,573,809	$1,533,435
9/30/22	$1,495,169	$1,458,563
12/31/22	$1,564,735	$1,568,846
3/31/23	$1,815,778	$1,686,464
6/30/23	$2,009,354	$1,833,898
9/30/23	$1,998,264	$1,773,866
12/31/23	$2,276,890	$1,981,259
3/31/24	$2,524,158	$2,190,400
6/30/24	$2,655,362	$2,284,231
9/30/24	$2,806,751	$2,418,694
12/31/24	$2,894,886	$2,476,964
3/31/25	$2,691,576	$2,371,145
6/30/25	$3,112,356	$2,630,605
9/30/25	$3,287,344	$2,844,328
12/31/25	$3,374,333	$2,919,845
3/31/26	$3,069,874	$2,793,290

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	14.05%	13.61%	14.57%
S&P 500 Index	17.80%	12.06%	13.27%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$482,633,640
# of Issuers	30
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$1,659,152
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Durable Advantage Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	8.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.9%
Meta Platforms, Inc.	6.8%
Monolithic Power Systems, Inc.	5.0%
Broadcom, Inc.	4.9%
Microsoft Corporation	4.9%
Visa, Inc.	4.1%
Welltower, Inc.	3.3%
Total	59.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	35.7%
Financials	29.1%
Communication Services	13.7%
Consumer Discretionary	8.1%
Industrials	5.9%
Real Estate	3.3%
Health Care	2.5%
Consumer Staples	1.3%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Semi-Annual Shareholder Report - March 31, 2026

Institutional: BDAIX

Semi-Annual Shareholder Report - March 31, 2026

Baron Durable Advantage Fund

R6: BDAUX

This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmark

Table Summary
	R6	S&P 500 Index
12/29/17	$5,000,000	$5,000,000
3/31/18	$5,065,000	$4,962,045
6/30/18	$5,160,000	$5,132,435
9/30/18	$5,375,000	$5,528,185
12/31/18	$4,636,130	$4,780,788
3/31/19	$5,323,522	$5,433,264
6/30/19	$5,750,006	$5,667,103
9/30/19	$5,930,634	$5,763,348
12/31/19	$6,542,764	$6,286,085
3/31/20	$5,499,133	$5,054,136
6/30/20	$6,718,375	$6,092,425
9/30/20	$7,314,841	$6,636,436
12/31/20	$7,872,497	$7,442,650
3/31/21	$8,108,621	$7,902,225
6/30/21	$9,173,694	$8,577,778
9/30/21	$9,363,447	$8,627,704
12/31/21	$10,404,682	$9,579,091
3/31/22	$9,330,943	$9,138,595
6/30/22	$7,869,045	$7,667,176
9/30/22	$7,470,804	$7,292,816
12/31/22	$7,823,676	$7,844,232
3/31/23	$9,078,892	$8,432,318
6/30/23	$10,046,769	$9,169,490
9/30/23	$9,991,318	$8,869,332
12/31/23	$11,384,447	$9,906,297
3/31/24	$12,625,837	$10,952,000
6/30/24	$13,281,855	$11,421,157
9/30/24	$14,033,754	$12,093,469
12/31/24	$14,479,487	$12,384,821
3/31/25	$13,462,939	$11,855,725
6/30/25	$15,566,840	$13,153,023
9/30/25	$16,436,722	$14,221,641
12/31/25	$16,876,720	$14,599,224
3/31/26	$15,354,427	$13,966,450

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	14.05%	13.62%	14.57%
S&P 500 Index	17.80%	12.06%	13.27%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$482,633,640
# of Issuers	30
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$1,659,152
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Durable Advantage Fund

March 31, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	8.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.9%
Meta Platforms, Inc.	6.8%
Monolithic Power Systems, Inc.	5.0%
Broadcom, Inc.	4.9%
Microsoft Corporation	4.9%
Visa, Inc.	4.1%
Welltower, Inc.	3.3%
Total	59.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	35.7%
Financials	29.1%
Communication Services	13.7%
Consumer Discretionary	8.1%
Industrials	5.9%
Real Estate	3.3%
Health Care	2.5%
Consumer Staples	1.3%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Semi-Annual Shareholder Report - March 31, 2026

R6: BDAUX

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The information is disclosed as part of the Financial Statements and Other Important Information included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

March 31, 2026

Baron Funds®

Baron Investment Funds Trust

Semi-Annual Financial Statements

and Other Important Information

Baron Asset Fund
Retail Shares: BARAX Institutional Shares: BARIX R6 Shares: BARUX
Baron Growth Fund
Retail Shares: BGRFX Institutional Shares: BGRIX R6 Shares: BGRUX
Baron Small Cap Fund
Retail Shares: BSCFX Institutional Shares: BSFIX R6 Shares: BSCUX
Baron Opportunity Fund
Retail Shares: BIOPX Institutional Shares: BIOIX R6 Shares: BIOUX
Baron Fifth Avenue Growth Fund
Retail Shares: BFTHX Institutional Shares: BFTIX R6 Shares: BFTUX
Baron Discovery Fund
Retail Shares: BDFFX Institutional Shares: BDFIX R6 Shares: BDFUX
Baron Durable Advantage Fund
Retail Shares: BDAFX Institutional Shares: BDAIX R6 Shares: BDAUX
Financial Statements
Portfolios of Investments	2
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Statement of Cash Flows	20
Notes to Financial Statements	21
Financial Highlights	33
Changes in and Disagreements with Accountants	40
Results of Meeting(s) of Shareholders	40
Remuneration Paid to Directors, Officers, and Others	40

DEAR BARON INVESTMENT FUNDS TRUST SHAREHOLDER:

In this report, you will find unaudited semi-annual financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the Funds) for the six months ended March 31, 2026.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer May 21, 2026	Patrick M. Patalino Chief Operating Officer May 21, 2026	Christopher Snively Chief Financial Officer and Treasurer May 21, 2026

These Semi-Annual Financial Statements are for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, and Baron India Fund, or Baron ETF Trust, which contains Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF, and Baron Emerging Markets Select ETF, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the Securities and Exchange Commissions’s (SEC) website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund	March 31, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (73.62%)
Communication Services (1.65%)
	Movies & Entertainment (1.65%)
90,030	Spotify Technology SA1,2	$22,203,025	$43,656,447
1,766,765	StubHub Holdings, Inc., Cl A1,4	68,279,309	11,024,614

Total Communication Services		90,482,334	54,681,061

Consumer Discretionary (7.72%)
	Casinos & Gaming (0.62%)
950,000	DraftKings, Inc., Cl A1	36,748,925	20,539,000

	Footwear (1.82%)
591,069	Birkenstock Holding PLC[1,2]	26,321,038	21,178,002
1,147,000	On Holding AG, Cl A1,2	35,496,145	39,020,940

		61,817,183	60,198,942

	Home Improvement Retail (0.46%)
300,000	Floor & Decor Holdings, Inc., Cl A1	26,497,918	15,240,000

	Hotels, Resorts & Cruise Lines (3.67%)
388,682	Choice Hotels International, Inc.	1,672,734	40,228,587
31,000	Hilton Worldwide Holdings, Inc.	6,489,341	9,426,480
500,233	Hyatt Hotels Corp., Cl A	13,700,166	71,928,503

		21,862,241	121,583,570

	Leisure Facilities (1.15%)
298,231	Vail Resorts, Inc.	5,755,019	38,269,002

Total Consumer Discretionary		152,681,286	255,830,514

Financials (11.00%)
	Financial Exchanges & Data (2.97%)
152,719	FactSet Research Systems, Inc.	8,111,765	33,138,496
53,000	MSCI, Inc.	19,223,355	28,567,530
311,189	Tradeweb Markets, Inc., Cl A	12,937,284	36,614,497

		40,272,404	98,320,523

	Insurance Brokers (0.65%)
74,451	Willis Towers Watson PLC[2]	9,189,144	21,642,906

	Investment Banking & Brokerage (2.96%)
868,394	The Charles Schwab Corp.	767,067	81,611,668
55,000	LPL Financial Holdings, Inc.	20,659,483	16,545,650

		21,426,550	98,157,318

	Property & Casualty Insurance (4.42%)
1,523,417	Arch Capital Group Ltd.[1,2]	5,499,102	146,232,798

Total Financials		76,387,200	364,353,545

Health Care (10.43%)
	Health Care Equipment (4.56%)
269,176	IDEXX Laboratories, Inc.[1]	5,106,120	151,247,303

	Health Care Supplies (0.89%)
411,198	The Cooper Companies, Inc.[1]	17,222,441	29,400,657

	Health Care Technology (0.78%)
146,728	Veeva Systems, Inc., Cl A1	8,211,614	25,774,240

	Life Sciences Tools & Services (4.20%)
85,647	Mettler-Toledo International, Inc.[1]	5,094,628	108,017,997
144,000	Repligen Corp.[1]	23,336,583	16,966,080
56,474	West Pharmaceutical Services, Inc.	2,439,756	14,154,643

		30,870,967	139,138,720

Total Health Care		61,411,142	345,560,920

Shares		Cost	Value
Common Stocks (continued)
Industrials (17.00%)
	Aerospace & Defense (1.72%)
60,000	Axon Enterprise, Inc.[1]	$15,677,319	$25,481,400
550,000	Loar Holdings, Inc.[1]	40,056,269	31,509,500

		55,733,588	56,990,900

	Construction & Engineering (4.23%)
255,080	Quanta Services, Inc.	43,127,971	140,044,022

	Data Processing & Outsourced Services (0.82%)
403,076	SS&C Technologies Holdings, Inc.	10,805,709	27,235,845

	Electrical Components & Equipment (2.97%)
873,738	Forgent Power Solutions, Inc.[1,4]	24,824,448	25,574,311
290,000	Vertiv Holdings Co., Cl A	27,408,196	72,668,200

		52,232,644	98,242,511

	Environmental & Facilities Services (1.46%)
905,558	Rollins, Inc.	11,646,413	48,365,853

	Industrial Machinery & Supplies & Components (0.19%)
33,460	IDEX Corp.	2,409,866	6,342,343

	Research & Consulting Services (5.61%)
360,000	Booz Allen Hamilton Holding Corp.	37,329,077	28,090,800
575,500	TransUnion	24,489,693	39,818,845
621,476	Verisk Analytics, Inc.	16,077,901	117,925,071

		77,896,671	185,834,716

Total Industrials		253,852,862	563,056,190

Information Technology (18.28%)
	Application Software (9.55%)
51,047	Fair Isaac Corp.[1]	20,148,932	54,494,714
862,495	Guidewire Software, Inc.[1]	43,112,663	128,994,752
515,000	Procore Technologies, Inc.[1]	37,516,513	29,355,000
170,692	Roper Technologies, Inc.	14,441,721	60,401,071
850,000	Samsara, Inc., Cl A1	33,416,962	26,936,500
256,493	ServiceTitan, Inc., Cl A1	20,395,336	16,277,046

		169,032,127	316,459,083

	Electronic Components (5.34%)
1,398,270	Amphenol Corp., Cl A	33,277,000	176,671,415

	IT Consulting & Other Services (2.75%)
575,973	Gartner, Inc.[1]	12,046,961	91,199,565

	Technology Distributors (0.64%)
175,011	CDW Corp.	10,561,989	21,179,831

Total Information Technology		224,918,077	605,509,894

Materials (0.57%)
	Construction Materials (0.57%)
70,000	Vulcan Materials Co.	18,696,217	19,061,000

Real Estate (6.97%)
	Data Center REITs (1.37%)
46,116	Equinix, Inc.	2,965,260	45,204,748

	Health Care REITs (1.31%)
220,000	Welltower, Inc.	31,846,794	43,496,200

2	See Notes to Financial Statements.

March 31, 2026	Baron Asset Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)

	Real Estate Services (4.29%)
496,323	CBRE Group, Inc., Cl A1	$5,552,581	$67,231,914
1,854,901	CoStar Group, Inc.[1]	37,631,527	74,826,706

		43,184,108	142,058,620

Total Real Estate		77,996,162	230,759,568

Total Common Stocks		956,425,280	2,438,812,692

Private Common Stocks (10.19%)
Industrials (10.19%)
	Aerospace & Defense (10.19%)
571,270	Space Exploration Technologies Corp., Cl A1,3,4,5	47,115,255	300,825,069
69,932	Space Exploration Technologies Corp., Cl C1,3,4,5	5,384,764	36,825,492

Total Private Common Stocks		52,500,019	337,650,561

Shares		Cost	Value
Private Preferred Stocks (15.50%)
Industrials (15.50%)
	Aerospace & Defense (15.50%)
277,529	Skyryse, Inc., Series C1,3,4,5	$7,499,999	$6,299,909
96,298	Space Exploration Technologies Corp., Series N1,3,4,5	26,000,460	507,095,638

Total Private Preferred Stocks		33,500,459	513,395,547

Total Investments (99.31%)		$1,042,425,758	3,289,858,800

Cash and Other Assets Less Liabilities (0.69%)			22,808,304

Net Assets			$3,312,667,104

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2026, the market value of restricted securities amounted to $851,046,108 or 25.69% of net assets. See Note 6 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	3

Baron Growth Fund	March 31, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (114.12%)
Consumer Discretionary (26.41%)
	Apparel, Accessories & Luxury Goods (7.00%)
12,368,569	Figs, Inc., Cl A1,6	$87,745,510	$182,683,764

	Casinos & Gaming (4.80%)
2,347,802	Red Rock Resorts, Inc., Cl A6	61,849,524	125,278,715

	Hotels, Resorts & Cruise Lines (10.90%)
2,750,000	Choice Hotels International, Inc.[4,6]	74,401,886	284,625,000

	Leisure Facilities (3.71%)
755,000	Vail Resorts, Inc.[6]	34,344,189	96,881,600

Total Consumer Discretionary		258,341,109	689,469,079

Financials (68.58%)
	Financial Exchanges & Data (27.52%)
675,000	FactSet Research Systems, Inc.[6]	39,552,157	146,468,250
535,000	Morningstar, Inc.[6]	11,283,789	90,441,750
893,400	MSCI, Inc.[6]	17,037,791	481,551,534

		67,873,737	718,461,534

	Investment Banking & Brokerage (2.20%)
400,000	Houlihan Lokey, Inc.[6]	17,562,923	57,448,000

	Life & Health Insurance (5.53%)
576,000	Primerica, Inc.[6]	12,443,393	144,276,480

	Property & Casualty Insurance (33.33%)
5,991,000	Arch Capital Group Ltd.[1,2,6]	19,245,668	575,076,090
863,900	Kinsale Capital Group, Inc.[6]	28,683,670	295,160,074

		47,929,338	870,236,164

Total Financials		145,809,391	1,790,422,178

Health Care (4.30%)
	Health Care Equipment (4.30%)
200,000	IDEXX Laboratories, Inc.[1,6]	2,814,668	112,378,000

Information Technology (10.73%)
	Application Software (4.30%)
750,000	Guidewire Software, Inc.[1,6]	22,750,078	112,170,000

	IT Consulting & Other Services (6.43%)
1,060,000	Gartner, Inc.[1,6]	15,058,991	167,840,400

Total Information Technology		37,809,069	280,010,400

Shares		Cost	Value
Common Stocks (continued)
Real Estate (4.10%)
	Real Estate Services (4.10%)
2,650,000	CoStar Group, Inc.[1,6]	$11,168,482	$106,901,000

Total Common Stocks		455,942,719	2,979,180,657

Private Common Stocks (0.03%)
Unclassified (0.03%)
	Unclassified (0.03%)
422,278	Farmers Business Network, Inc.[1,3,5,7,9]	16,300,002	785,437

Private Convertible Preferred Stocks (0.00%)
Unclassified (0.00%)
	Unclassified (0.00%)
59,407,006	Northvolt AB (Sweden)[1,2,3,5,8,9]	9,374,988	0

Total Investments (114.15%)		$481,617,709	2,979,966,094

Liabilities Less Cash and Other Assets (-14.15%)			(369,380,517)

Net Assets			$2,610,585,577

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2026, the market value of restricted securities amounted to $785,437 or 0.03% of net assets. See Note 6 regarding Restricted Securities.
[4]	See Note 4 regarding “Affiliated” companies.
[5]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[6]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At March 31, 2026, the total market value of pledged securities amounted to $746,022,984 or 28.58% of net assets.

[7]	The Adviser reclassified sector and sub-industry to Unclassified due to ongoing principal business activity restructuring.
[8]	The Adviser reclassified sector and sub-industry to Unclassified as a result of the company declaring bankruptcy and no longer having a principal business activity.
[9]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

4	See Notes to Financial Statements.

March 31, 2026	Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (99.78%)
Communication Services (4.48%)
	Movies & Entertainment (4.48%)
800,000	Liberty Media Corp.-Liberty Formula One, Cl C1	$15,267,597	$68,016,000
165,000	Madison Square Garden Sports Corp.[1]	6,210,197	53,031,000

Total Communication Services		21,477,794	121,047,000

Consumer Discretionary (21.17%)
	Automotive Parts & Equipment (0.37%)
3,250,000	Holley, Inc.[1]	15,612,642	9,977,500

	Casinos & Gaming (6.24%)
1,500,000	DraftKings, Inc., Cl A1	27,760,213	32,430,000
2,550,000	Red Rock Resorts, Inc., Cl A	80,807,313	136,068,000

		108,567,526	168,498,000

	Education Services (2.59%)
850,000	Bright Horizons Family Solutions, Inc.[1]	41,901,355	69,810,500

	Home Improvement Retail (0.72%)
380,000	Floor & Decor Holdings, Inc., Cl A1	12,604,199	19,304,000

	Homebuilding (1.72%)
175,000	Installed Building Products, Inc.	7,629,502	46,401,250

	Leisure Facilities (3.31%)
1,200,000	Planet Fitness, Inc., Cl A1	51,236,511	89,256,000

	Restaurants (2.03%)
1,000,000	The Cheesecake Factory, Inc.	25,222,081	54,750,000

	Specialized Consumer Services (4.19%)
4,500,000	Driven Brands Holdings, Inc.[1]	76,882,119	56,745,000
600,000	Liberty Live Holdings, Inc., Cl C1	34,070,759	56,466,000

		110,952,878	113,211,000

Total Consumer Discretionary		373,726,694	571,208,250

Consumer Staples (0.91%)
	Packaged Foods & Meats (0.91%)
1,500,000	Once Upon a Farm PBC[1]	27,847,079	24,525,000

Financials (11.51%)
	Asset Management & Custody Banks (0.80%)
2,200,000	GCM Grosvenor, Inc., Cl A	24,160,896	21,560,000

	Insurance Brokers (3.42%)
1,200,000	Accelerant Holdings, Cl A1,2	26,436,576	16,032,000
2,700,000	Baldwin Insurance Group, Inc., Cl A1	38,913,842	59,238,000
700,000	Neptune Insurance Holdings, Inc., Cl A1,3	14,860,182	16,933,000

		80,210,600	92,203,000

	Investment Banking & Brokerage (2.61%)
490,000	Houlihan Lokey, Inc.	22,571,571	70,373,800

	Property & Casualty Insurance (4.68%)
370,000	Kinsale Capital Group, Inc.	54,889,638	126,414,200

Total Financials		181,832,705	310,551,000

Shares		Cost	Value
Common Stocks (continued)
Health Care (9.13%)
	Health Care Equipment (0.52%)
225,000	DexCom, Inc.[1]	$746,235	$14,130,000

	Health Care Services (2.55%)
700,000	Hinge Health, Inc., Cl A1	23,746,715	26,992,000
750,000	RadNet, Inc.[1]	44,042,531	41,917,500

		67,789,246	68,909,500

	Health Care Supplies (1.72%)
5,000,000	Neogen Corp.[1]	50,262,368	46,450,000

	Life Sciences Tools & Services (2.02%)
400,000	ICON plc[1,2]	11,417,367	44,264,000
8,000	Mettler-Toledo International, Inc.[1]	386,055	10,089,600

		11,803,422	54,353,600

	Managed Health Care (2.32%)
750,000	HealthEquity, Inc.[1]	12,292,452	62,677,500

Total Health Care		142,893,723	246,520,600

Industrials (33.17%)
	Aerospace & Defense (6.08%)
445,000	Karman Holdings, Inc.[1]	13,208,896	35,622,250
475,000	Kratos Defense & Security Solutions, Inc.[1]	10,313,729	33,492,250
70,000	TransDigm Group, Inc.[1]	0	81,127,200
75,000	VSE Corp.	14,100,061	13,830,000

		37,622,686	164,071,700

	Construction & Engineering (2.30%)
1,100,000	Legence Corp., Cl A1	30,800,000	62,106,000

	Electrical Components & Equipment (7.89%)
850,000	Vertiv Holdings Co., Cl A	9,617,072	212,993,000

	Environmental & Facilities Services (1.14%)
190,000	Waste Connections, Inc.[2]	8,296,667	30,863,600

	Human Resource & Employment Services (1.64%)
3,750,000	First Advantage Corp.[1]	60,629,977	44,100,000

	Industrial Machinery & Supplies & Components (7.62%)
180,000	Enpro, Inc.	31,537,948	45,117,000
660,000	JBT Marel Corp.	59,851,004	84,394,200
140,000	RBC Bearings, Inc.[1]	21,040,660	76,036,800

		112,429,612	205,548,000

	Research & Consulting Services (1.69%)
900,000	Andersen Group, Inc., Cl A1	16,676,713	24,480,000
325,000	Exponent, Inc.	24,588,630	21,206,250

		41,265,343	45,686,250

	Trading Companies & Distributors (4.81%)
975,000	SiteOne Landscape Supply, Inc.[1]	48,472,808	129,782,250

Total Industrials		349,134,165	895,150,800

See Notes to Financial Statements.	5

Baron Small Cap Fund	March 31, 2026

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (continued)
Information Technology (18.36%)
	Application Software (7.05%)
750,000	Guidewire Software, Inc.[1]	$19,187,566	$112,170,000
1,675,000	Intapp, Inc.[1]	65,120,759	43,030,750
1,550,000	nCino, Inc.[1]	49,646,801	23,219,000
900,000	PAR Technology Corp.[1]	55,901,507	11,997,000

		189,856,633	190,416,750

	Electronic Equipment & Instruments (5.42%)
1,740,000	Cognex Corp.	38,600,852	85,242,600
750,000	Mirion Technologies, Inc.[1]	16,605,355	13,942,500
400,000	Novanta, Inc.[1,2]	44,477,575	47,244,000

		99,683,782	146,429,100

	IT Consulting & Other Services (4.27%)
1,000,000	ASGN, Inc.[1]	20,162,788	38,710,000
375,000	Gartner, Inc.[1]	5,045,128	59,377,500
3,000,000	Grid Dynamics Holdings, Inc.[1]	36,322,597	17,100,000

		61,530,513	115,187,500

	Semiconductors (0.66%)
5,500,000	indie Semiconductor, Inc., Cl A1	33,521,133	17,710,000

	Systems Software (0.96%)
550,000	JFrog Ltd.[1,2]	17,628,411	25,811,500

Total Information Technology		402,220,472	495,554,850

Materials (1.05%)
	Specialty Chemicals (1.05%)
778,000	Avient Corp.	24,540,793	28,241,400

Total Investments (99.78%)		$1,523,673,425	2,692,798,900

Cash and Other Assets Less Liabilities (0.22%)			5,887,452

Net Assets			$2,698,686,352

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

All securities are Level 1, unless otherwise noted.

6	See Notes to Financial Statements.

March 31, 2026	Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (83.48%)
Communication Services (11.64%)
	Interactive Media & Services (7.67%)
214,000	Alphabet, Inc., Cl A	$72,135,042	$61,537,840
109,200	Meta Platforms, Inc., Cl A	22,795,646	62,476,596

		94,930,688	124,014,436

	Movies & Entertainment (3.97%)
132,500	Spotify Technology SA1,2	43,037,447	64,250,575

Total Communication Services		137,968,135	188,265,011

Consumer Discretionary (12.47%)
	Automobile Manufacturers (5.41%)
235,200	Tesla, Inc.[1]	15,496,090	87,435,600

	Broadline Retail (6.25%)
485,500	Amazon.com, Inc.[1]	29,742,116	101,115,085

	Footwear (0.81%)
382,000	On Holding AG, Cl A1,2	14,700,015	12,995,640

Total Consumer Discretionary		59,938,221	201,546,325

Financials (4.22%)
	Investment Banking & Brokerage (0.61%)
106,000	The Charles Schwab Corp.	10,125,077	9,961,880

	Transaction & Payment Processing Services (3.61%)
56,400	Mastercard, Incorporated, Cl A	12,019,014	28,180,824
99,800	Visa, Inc., Cl A	15,336,163	30,163,552

		27,355,177	58,344,376

Total Financials		37,480,254	68,306,256

Health Care (8.96%)
	Biotechnology (2.12%)
46,869	argenx SE, ADR[1,2]	5,811,341	34,226,087

	Health Care Equipment (1.17%)
41,105	Intuitive Surgical, Inc.[1]	4,585,816	18,948,994

	Health Care Services (0.85%)
356,785	Hinge Health, Inc., Cl A1	12,727,678	13,757,630

	Health Care Technology (0.98%)
652,259	HeartFlow, Inc.[1]	16,691,543	15,869,461

	Life Sciences Tools & Services (0.43%)
87,803	BillionToOne, Inc., Cl A1,4	6,241,877	6,931,169

	Pharmaceuticals (3.41%)
59,900	Eli Lilly & Co.	46,313,970	55,094,223

Total Health Care		92,372,225	144,827,564

Industrials (3.15%)
	Aerospace & Defense (1.05%)
39,900	Axon Enterprise, Inc.[1]	22,012,993	16,945,131

	Construction & Engineering (0.85%)
25,000	Quanta Services, Inc.	6,003,860	13,725,500

	Electrical Components & Equipment (1.25%)
691,290	Forgent Power Solutions, Inc.[1,4]	19,005,798	20,234,058

Total Industrials		47,022,651	50,904,689

Shares		Cost	Value
Common Stocks (continued)
Information Technology (41.68%)
	Application Software (4.34%)
152,100	Guidewire Software, Inc.[1]	$12,497,459	$22,748,076
933,000	Samsara, Inc., Cl A1	30,988,156	29,566,770
120,500	ServiceNow, Inc.[1,4]	3,170,684	12,598,275
350,577	Via Transportation, Inc., Cl A1	12,055,943	5,258,655

		58,712,242	70,171,776

	Communications Equipment (1.28%)
83,097	Arista Networks, Inc.[1]	12,383,993	10,202,650
15,000	Lumentum Holdings, Inc.[1]	6,763,850	10,541,400

		19,147,843	20,744,050

	Electronic Components (0.59%)
40,000	Coherent Corp.[1]	9,101,220	9,528,400

	Internet Services & Infrastructure (3.09%)
622,000	GDS Holdings Ltd., ADR[1,2]	11,046,841	25,060,380
209,200	Shopify, Inc., Cl A1,2	10,216,257	24,815,304

		21,263,098	49,875,684

	IT Consulting & Other Services (0.81%)
82,887	Gartner, Inc.[1]	3,628,227	13,124,327

	Semiconductor Materials & Equipment (1.47%)
9,400	ASML Holding N.V.[2]	13,186,287	12,415,802
53,200	Lam Research Corp.	12,120,991	11,366,712

		25,307,278	23,782,514

	Semiconductors (24.72%)
328,400	Broadcom, Inc.	45,961,515	101,643,084
6,500,000	indie Semiconductor, Inc., Cl A1	28,706,932	20,930,000
19,500	Monolithic Power Systems, Inc.	11,338,786	21,320,325
1,229,900	NVIDIA Corp.	7,077,559	214,494,560
122,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	14,811,451	41,297,490

		107,896,243	399,685,459

	Systems Software (5.38%)
105,600	Cloudflare, Inc., Cl A1,4	6,681,505	21,789,504
10,000	Crowdstrike Holdings, Inc., Cl A1	4,110,591	3,904,100
186,000	Datadog, Inc., Cl A1,4	20,837,091	21,957,300
278,138	Netskope, Inc., Cl A1	4,583,371	2,361,392
220,500	Rubrik, Inc., Cl A1	11,574,490	10,797,885
119,100	Snowflake, Inc., Cl A1,4	20,035,929	17,962,662
58,500	Zscaler, Inc.[1]	10,827,409	8,206,965

		78,650,386	86,979,808

Total Information Technology		323,706,537	673,892,018

Real Estate (1.36%)
	Health Care REITs (0.25%)
21,000	Welltower, Inc.	4,099,171	4,151,910

	Real Estate Services (1.11%)
443,730	CoStar Group, Inc.[1]	21,674,450	17,900,068

Total Real Estate		25,773,621	22,051,978

Total Common Stocks		724,261,644	1,349,793,841

See Notes to Financial Statements.	7

Baron Opportunity Fund	March 31, 2026

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2026

Shares		Cost	Value
Private Common Stocks (9.35%)
Industrials (9.33%)
	Aerospace & Defense (9.33%)
202,952	Space Exploration Technologies Corp., Cl A1,3,4,6	$25,042,992	$106,872,493
83,588	Space Exploration Technologies Corp., Cl C1,3,4,6	10,957,102	44,016,605

Total Industrials		36,000,094	150,889,098

Unclassified (0.02%)
	Unclassified (0.02%)
182,067	Farmers Business Network, Inc.[1,3,4,5,6]	2,394,651	338,645

Total Private Common Stocks		38,394,745	151,227,743

Private Convertible Preferred Stocks (0.17%)
Unclassified (0.17%)
	Unclassified (0.17%)
37,254	Farmers Business Network, Inc., Series F1,3,4,5,6	4,855,355	684,729
615,761	Farmers Business Network, Inc., Units[1,3,4,5,6]	615,761	2,081,272

Total Private Convertible Preferred Stocks		5,471,116	2,766,001

Private Preferred Stocks (6.03%)
Industrials (6.03%)
	Aerospace & Defense (6.03%)
18,519	Space Exploration Technologies Corp., Series N1,3,4,6	5,000,130	97,519,202

Total Investments (99.03%)		$773,127,635	1,601,306,787

Cash and Other Assets Less Liabilities (0.97%)			15,652,712

Net Assets			$1,616,959,499

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2026, the market value of restricted securities amounted to $251,512,946 or 15.55% of net assets. See Note 6 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	The Adviser reclassified sector and sub-industry to Unclassified due to ongoing principal business activity restructuring.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

8	See Notes to Financial Statements.

March 31, 2026	Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (92.03%)
Communication Services (13.10%)
	Interactive Media & Services (13.10%)
154,207	Alphabet, Inc., Cl A	$25,748,132	$44,343,765
75,852	Meta Platforms, Inc., Cl A	5,985,553	43,397,205

Total Communication Services		31,733,685	87,740,970

Consumer Discretionary (17.51%)
	Automobile Manufacturers (4.12%)
74,227	Tesla, Inc.[1]	16,024,679	27,593,887

	Broadline Retail (13.39%)
284,121	Amazon.com, Inc.[1]	2,673,396	59,173,881
580,389	Coupang, Inc.[1]	10,557,520	10,957,744
11,282	MercadoLibre, Inc.[1]	8,336,830	19,506,804

		21,567,746	89,638,429

Total Consumer Discretionary		37,592,425	117,232,316

Financials (2.88%)
	Asset Management & Custody Banks (2.88%)
208,498	KKR & Co., Inc.	25,934,424	19,286,065

Health Care (8.43%)
	Biotechnology (2.69%)
24,676	argenx SE, ADR[1,2]	8,466,336	18,019,649

	Health Care Equipment (2.99%)
43,393	Intuitive Surgical, Inc.[1]	5,068,231	20,003,739

	Life Sciences Tools & Services (1.70%)
4,609	GRAIL, Inc.[1,4]	28,246	238,193
90,524	Illumina, Inc.[1]	6,777,437	11,157,988

		6,805,683	11,396,181

	Pharmaceuticals (1.05%)
7,654	Eli Lilly & Co.	5,255,146	7,039,920

Total Health Care		25,595,396	56,459,489

Information Technology (50.11%)
	Application Software (3.83%)
47,676	Figma, Inc., Cl A1	1,573,308	1,007,871
776,874	Samsara, Inc., Cl A1	29,003,919	24,619,137

		30,577,227	25,627,008

	Electronic Components (0.93%)
49,381	Amphenol Corp., Cl A	7,189,255	6,239,289

	Internet Services & Infrastructure (4.72%)
266,539	Shopify, Inc., Cl A1,2	12,692,489	31,616,856

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Semiconductor Materials & Equipment (3.00%)
15,222	ASML Holding N.V.[2]	$2,954,473	$20,105,674

	Semiconductors (25.88%)
53,852	Broadcom, Inc.	18,465,447	16,667,732
17,279	Monolithic Power Systems, Inc.	16,192,052	18,891,995
519,452	NVIDIA Corp.	6,777,240	90,592,429
139,558	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	26,454,594	47,163,626

		67,889,333	173,315,782

	Systems Software (11.75%)
136,622	Cloudflare, Inc., Cl A1	10,915,868	28,190,584
36,869	Crowdstrike Holdings, Inc., Cl A1	6,131,149	14,394,026
163,005	Datadog, Inc., Cl A1	10,904,741	19,242,740
111,629	Snowflake, Inc., Cl A1	14,448,366	16,835,886

		42,400,124	78,663,236

Total Information Technology		163,702,901	335,567,845

Total Common Stocks		284,558,831	616,286,685

Private Common Stocks (7.53%)
Industrials (7.53%)
	Aerospace & Defense (7.53%)
83,486	Space Exploration Technologies Corp., Cl A1,3,4,5	15,432,194	43,962,893
12,240	Space Exploration Technologies Corp., Cl C1,3,4,5	567,692	6,445,461

Total Private Common Stocks		15,999,886	50,408,354

Total Investments (99.56%)		$300,558,717	666,695,039

Cash and Other Assets Less Liabilities (0.44%)			2,977,145

Net Assets			$669,672,184

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2026, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $50,408,354 or 7.53% of net assets. See Note 6 regarding Restricted Securities.

[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	9

Baron Discovery Fund	March 31, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (93.87%)
Communication Services (2.22%)
	Integrated Telecommunication Services (1.32%)
575,000	GCI Liberty, Inc., Cl C1	$20,318,351	$21,395,750

	Movies & Entertainment (0.90%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,408,362	14,444,800

Total Communication Services		25,726,713	35,840,550

Consumer Discretionary (16.59%)
	Apparel, Accessories & Luxury Goods (1.35%)
2,500,000	Brunello Cucinelli SpA, ADR[2]	25,485,806	21,848,545

	Casinos & Gaming (3.87%)
1,250,000	DraftKings, Inc., Cl A1	24,444,362	27,025,000
350,000	Wynn Resorts Ltd.	26,407,091	35,542,500

		50,851,453	62,567,500

	Footwear (2.78%)
850,000	Birkenstock Holding PLC[1,2]	41,577,112	30,455,500
425,000	On Holding AG, Cl A1,2	11,207,655	14,458,500

		52,784,767	44,914,000

	Home Improvement Retail (1.19%)
380,000	Floor & Decor Holdings, Inc., Cl A1	15,077,919	19,304,000

	Restaurants (3.53%)
205,000	Texas Roadhouse, Inc.	19,789,735	33,853,700
150,000	Wingstop, Inc.	34,334,307	23,245,500

		54,124,042	57,099,200

	Specialized Consumer Services (3.87%)
665,000	Liberty Live Holdings, Inc., Cl C1	23,321,810	62,583,150

Total Consumer Discretionary		221,645,797	268,316,395

Consumer Staples (1.83%)
	Soft Drinks & Non-alcoholic Beverages (1.83%)
1,575,000	Primo Brands Corp.	37,995,724	29,657,250

Financials (4.35%)
	Asset Management & Custody Banks (1.70%)
575,000	StepStone Group, Inc., Cl A	33,394,902	27,439,000

	Insurance Brokers (1.06%)
935,000	TWFG, Inc.[1]	19,676,939	17,194,650

	Property & Casualty Insurance (1.59%)
75,000	Kinsale Capital Group, Inc.	3,355,498	25,624,500

Total Financials		56,427,339	70,258,150

Health Care (21.56%)
	Biotechnology (1.57%)
710,000	Arcutis Biotherapeutics, Inc.[1]	20,088,489	16,727,600
1,074,609	ARS Pharmaceuticals, Inc.[1]	19,202,095	8,629,110

		39,290,584	25,356,710

Shares		Cost	Value
Common Stocks (93.87%)

Health Care (continued)

	Health Care Equipment (2.58%)
461,776	Axogen, Inc.[1]	$14,867,922	$15,298,639
215,211	Inspire Medical Systems, Inc.[1]	21,559,322	11,100,583
130,000	IRhythm Holdings, Inc.[1]	15,433,088	15,342,600

		51,860,332	41,741,822

	Health Care Supplies (2.42%)
689,845	Establishment Labs Holdings, Inc.[1,2]	36,099,001	39,169,399

	Health Care Technology (4.87%)
1,604,894	HeartFlow, Inc.[1]	42,210,882	39,047,071
1,650,000	Waystar Holding Corp.[1]	55,518,125	39,781,500

		97,729,007	78,828,571

	Life Sciences Tools & Services (10.12%)
286,830	BillionToOne, Inc., Cl A1,3	22,089,321	22,642,360
2,394,236	CareDx, Inc.[1,3]	29,718,372	41,563,937
273,653	Repligen Corp.[1]	39,509,512	32,241,797
1,681,429	Stevanato Group SpA[2]	38,898,057	23,119,649
639,474	Tempus AI, Inc., Cl A1	28,854,871	28,917,014
468,790	Veracyte, Inc.[1,3]	11,556,243	15,099,726

		170,626,376	163,584,483

Total Health Care		395,605,300	348,680,985

Industrials (20.98%)
	Aerospace & Defense (7.17%)
361,845	Karman Holdings, Inc.[1]	10,800,404	28,965,692
174,558	Kratos Defense & Security Solutions, Inc.[1]	1,770,429	12,308,085
799,000	Loar Holdings, Inc.[1]	53,821,428	45,774,710
395,939	Mercury Systems, Inc.[1]	16,317,798	28,867,912

		82,710,059	115,916,399

	Building Products (1.61%)
315,000	AAON, Inc.	23,661,925	26,066,250

	Electrical Components & Equipment (2.49%)
1,375,000	Forgent Power Solutions, Inc.[1,3]	38,179,272	40,246,250

	Environmental & Facilities Services (3.91%)
405,000	Casella Waste Systems, Inc., Cl A1	38,176,402	32,132,700
1,419,000	Montrose Environmental Group, Inc.[1]	32,832,103	31,061,910

		71,008,505	63,194,610

	Industrial Machinery & Supplies & Components (3.33%)
375,000	Enerpac Tool Group Corp.	14,358,665	13,676,250
95,256	Enpro, Inc.	23,782,405	23,875,917
30,000	RBC Bearings, Inc.[1]	5,885,616	16,293,600

		44,026,686	53,845,767

	Trading Companies & Distributors (2.47%)
300,000	SiteOne Landscape Supply, Inc.[1]	26,536,239	39,933,000

Total Industrials		286,122,686	339,202,276

Information Technology (26.34%)

	Application Software (7.69%)
1,650,000	Alkami Technology, Inc.[1]	35,542,566	25,855,500
300,000	Guidewire Software, Inc.[1]	30,067,960	44,868,000
500,000	Procore Technologies, Inc.[1]	32,493,235	28,500,000
395,000	ServiceTitan, Inc., Cl A1	37,281,538	25,066,700

		135,385,299	124,290,200

10	See Notes to Financial Statements.

March 31, 2026	Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (93.87%)

Information Technology (continued)

	Electronic Equipment & Instruments (7.52%)
191,980	Advanced Energy Industries, Inc.	$12,868,980	$61,953,866
165,000	Badger Meter, Inc.	31,027,818	25,137,750
292,550	Novanta, Inc.[1,2]	33,293,951	34,553,080

		77,190,749	121,644,696

	Semiconductor Materials & Equipment (1.35%)
50,329	Nova Ltd.[1,2]	11,364,234	21,856,878

	Semiconductors (2.83%)
5,252,665	indie Semiconductor, Inc., Cl A1	14,359,110	16,913,581
83,600	SiTime Corp.[1]	14,237,964	28,871,260

		28,597,074	45,784,841

	Systems Software (6.95%)
1,611,975	Dynatrace, Inc.[1,3]	60,641,675	59,610,836
1,886,441	Netskope, Inc., Cl A1	38,560,688	16,015,884
1,370,100	SentinelOne, Inc., Cl A1	21,235,592	17,646,888
886,000	Varonis Systems, Inc.[1]	31,005,932	19,022,420

		151,443,887	112,296,028

Total Information Technology		403,981,243	425,872,643

Total Investments (93.87%)		$1,427,504,802	1,517,828,249

Cash and Other Assets Less Liabilities (6.13%)			99,118,599

Net Assets			$1,616,946,848

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	11

Baron Durable Advantage Fund	March 31, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (99.55%)
Communication Services (13.66%)
	Interactive Media & Services (13.66%)
116,092	Alphabet, Inc., Cl C	$15,513,532	$33,302,151
57,053	Meta Platforms, Inc., Cl A	17,492,254	32,641,733

Total Communication Services		33,005,786	65,943,884

Consumer Discretionary (8.07%)
	Broadline Retail (6.99%)
161,969	Amazon.com, Inc.[1]	23,545,745	33,733,284

	Restaurants (1.08%)
31,516	Texas Roadhouse, Inc.	5,290,548	5,204,552

Total Consumer Discretionary		28,836,293	38,937,836

Consumer Staples (1.31%)
	Consumer Staples Merchandise Retail (1.31%)
6,349	Costco Wholesale Corp.	3,325,829	6,326,334

Financials (29.13%)
	Asset Management & Custody Banks (5.27%)
94,599	Blackstone, Inc.	10,626,026	10,877,939
359,163	Brookfield Corp., Cl A2	9,609,425	14,535,326

		20,235,451	25,413,265

	Diversified Financial Services (2.26%)
98,059	Apollo Global Management, Inc.	10,389,815	10,925,734

	Financial Exchanges & Data (11.74%)
45,561	CME Group, Inc.	10,424,756	13,456,441
32,680	Moody’s Corp.	11,707,714	14,256,650
28,077	MSCI, Inc.	14,712,855	15,133,784
32,446	S&P Global, Inc.	13,855,268	13,800,582

		50,700,593	56,647,457

	Investment Banking & Brokerage (2.97%)
47,584	LPL Financial Holdings, Inc.	12,563,197	14,314,694

	Property & Casualty Insurance (1.26%)
63,527	Arch Capital Group Ltd.[1,2]	4,579,278	6,097,957

	Transaction & Payment Processing Services (5.63%)
15,077	Mastercard, Incorporated, Cl A	6,626,773	7,533,374
64,967	Visa, Inc., Cl A	16,730,005	19,635,626

		23,356,778	27,169,000

Total Financials		121,825,112	140,568,107

Health Care (2.45%)
	Life Sciences Tools & Services (2.45%)
4,318	Mettler-Toledo International, Inc.[1]	5,274,877	5,445,861
13,011	Thermo Fisher Scientific, Inc.	6,420,194	6,395,297

Total Health Care		11,695,071	11,841,158

Shares		Cost	Value
Common Stocks (continued)
Industrials (5.91%)
	Aerospace & Defense (4.71%)
63,732	HEICO Corp., Cl A	$9,083,173	$13,453,188
8,006	TransDigm Group, Inc.[1]	10,159,934	9,278,634

		19,243,107	22,731,822

	Construction & Engineering (1.20%)
10,562	Quanta Services, Inc.	4,707,300	5,798,749

Total Industrials		23,950,407	28,530,571

Information Technology (35.72%)
	Application Software (1.51%)
16,783	Intuit, Inc.	9,600,752	7,256,633

	Electronic Components (2.11%)
80,619	Amphenol Corp., Cl A	6,994,854	10,186,211

	Semiconductor Materials & Equipment (1.00%)
22,660	Lam Research Corp.	5,026,128	4,841,536

	Semiconductors (26.22%)
77,086	Broadcom, Inc.	10,488,717	23,858,888
22,273	Monolithic Power Systems, Inc.	12,480,024	24,352,184
228,416	NVIDIA Corp.	12,523,204	39,835,750
113,945	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	15,262,651	38,507,713

		50,754,596	126,554,535

	Systems Software (4.88%)
63,628	Microsoft Corporation	20,886,951	23,553,177

Total Information Technology		93,263,281	172,392,092

Real Estate (3.30%)
	Health Care REITs (3.30%)
80,512	Welltower, Inc.	12,129,290	15,918,028

Total Investments (99.55%)		$328,031,069	480,458,010

Cash and Other Assets Less Liabilities (0.45%)			2,175,630

Net Assets			$482,633,640

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

12	See Notes to Financial Statements.

March 31, 2026	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2026

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$3,289,858,800	$2,695,341,094	$2,692,798,900	$1,601,306,787
“Affiliated” investments	—	284,625,000	—	—

Total investments, at value	3,289,858,800	2,979,966,094	2,692,798,900	1,601,306,787
Foreign currency, at value†	—	—	—	—
Cash	24,760,930	106,059	7,620,800	15,393,615
Dividends and interest receivable	1,083,113	1,676,100	282,375	154,483
Receivable for capital shares sold	816,996	3,171,199	1,343,294	1,613,268
Prepaid expenses	47,900	243,030	45,139	24,992
Due from investment adviser	—	—	—	—

	3,316,567,739	2,985,162,482	2,702,090,508	1,618,493,145

Liabilities:
Payable for capital shares redeemed	3,335,399	5,509,010	2,723,462	1,416,485
Trustee fees payable (Note 4)	45,627	90,809	48,383	14,331
Distribution fees payable (Note 4)	310	451	691	281
Investment advisory fees payable (Note 4)	309	1	984	595
Payable for securities purchased	—	—	—	—
Payable for borrowings against line of credit	—	366,800,000	—	—
Other accrued expenses and other payables	518,990	2,176,634	630,636	101,954

	3,900,635	374,576,905	3,404,156	1,533,646

Net Assets	$3,312,667,104	$2,610,585,577	$2,698,686,352	$1,616,959,499

Net Assets consist of:
Paid-in capital	$735,990,149	$(1,008,469,283)	$1,059,592,378	$709,095,941
Distributable earnings (losses)	2,576,676,955	3,619,054,860	1,639,093,974	907,863,558

Net Assets	$3,312,667,104	$2,610,585,577	$2,698,686,352	$1,616,959,499

Retail Shares:
Net Assets	$1,727,058,227	$989,359,234	$922,148,274	$662,658,988
Shares Outstanding ($0.01 par value; indefinite shares authorized)	21,220,372	17,750,676	36,663,396	13,479,089

Net Asset Value Per Share	$81.39	$55.74	$25.15	$49.16

Institutional Shares:
Net Assets	$1,484,611,160	$1,465,109,193	$1,549,620,234	$909,402,753
Shares Outstanding ($0.01 par value; indefinite shares authorized)	16,769,472	24,330,575	55,646,595	17,169,781

Net Asset Value Per Share	$88.53	$60.22	$27.85	$52.97

R6 Shares:
Net Assets	$100,997,717	$156,117,150	$226,917,844	$44,897,758
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,141,358	2,592,547	8,153,435	846,705

Net Asset Value Per Share	$88.49	$60.22	$27.83	$53.03

*Investments in securities, at cost:
Unaffiliated investments	$1,042,425,758	$407,215,823	$1,523,673,425	$773,127,635
“Affiliated” investments	—	74,401,886	—	—

Total investments, at cost	$1,042,425,758	$481,617,709	$1,523,673,425	$773,127,635

†Foreign currency, at cost:	$—	$—	$—	$—

See Notes to Financial Statements.	13

Baron Funds	March 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2026

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$666,695,039	$1,517,828,249	$480,458,010
“Affiliated” investments	—	—	—

Total investments, at value	666,695,039	1,517,828,249	480,458,010
Foreign currency, at value†	257	—	—
Cash	2,964,823	120,366,202	3,375,148
Dividends and interest receivable	157,467	19,333	160,392
Receivable for capital shares sold	204,122	1,751,826	351,255
Prepaid expenses	10,394	25,272	7,351
Due from investment adviser	194	—	—

	670,032,296	1,639,990,882	484,352,156

Liabilities:
Payable for capital shares redeemed	299,743	20,380,161	545,451
Trustee fees payable (Note 4)	7,197	16,898	5,269
Distribution fees payable (Note 4)	44	443	972
Investment advisory fees payable (Note 4)	—	831	776
Payable for securities purchased	—	2,525,660	1,113,527
Payable for borrowings against line of credit	—	—	—
Other accrued expenses and other payables	53,128	120,041	52,521

	360,112	23,044,034	1,718,516

Net Assets	$669,672,184	$1,616,946,848	$482,633,640

Net Assets consist of:
Paid-in capital	$277,820,796	$1,356,101,312	$338,253,292
Distributable earnings (losses)	391,851,388	260,845,536	144,380,348

Net Assets	$669,672,184	$1,616,946,848	$482,633,640

Retail Shares:
Net Assets	$138,047,255	$111,327,110	$79,382,373
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,377,515	3,562,262	2,659,143

Net Asset Value Per Share	$58.06	$31.25	$29.85

Institutional Shares:
Net Assets	$501,698,164	$1,453,238,522	$347,584,993
Shares Outstanding ($0.01 par value; indefinite shares authorized)	8,306,093	45,012,227	11,450,760

Net Asset Value Per Share	$60.40	$32.29	$30.35

R6 Shares:
Net Assets	$29,926,765	$52,381,216	$55,666,274
Shares Outstanding ($0.01 par value; indefinite shares authorized)	495,040	1,622,327	1,833,605

Net Asset Value Per Share	$60.45	$32.29	$30.36

*Investments in securities, at cost:
Unaffiliated investments	$300,558,717	$1,427,504,802	$328,031,069
“Affiliated” investments	—	—	—

Total investments, at cost	$300,558,717	$1,427,504,802	$328,031,069

†Foreign currency, at cost:	$258	$—	$—

14	See Notes to Financial Statements.

March 31, 2026	Baron Funds

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2026

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income (loss):
Income:
Dividends — Unaffiliated investments[1]	$8,397,953	$24,503,139	$8,318,906	$1,532,884
Dividends — “Affiliated” investments	—	1,725,000	—	—
Interest	1,054,519	100,847	1,086,352	294,457
Securities lending income, net	—	—	—	—

Total income	9,452,472	26,328,986	9,405,258	1,827,341

Expenses:
Investment advisory fees (Note 4)	18,319,245	19,207,945	17,233,499	8,720,625
Distribution fees — Retail Shares (Note 4)	2,358,017	1,566,751	1,329,161	903,833
Shareholder servicing agent fees and expenses — Retail Shares	197,092	123,159	102,318	65,951
Shareholder servicing agent fees and expenses — Institutional Shares	55,345	96,196	61,948	26,073
Shareholder servicing agent fees and expenses — R6 Shares	3,162	4,753	7,260	1,395
Reports to shareholders	276,542	445,872	548,170	92,037
Trustee fees and expenses (Note 4)	106,616	139,711	103,840	47,058
Professional fees	97,289	42,308	66,940	48,956
Registration and filing fees	86,146	94,100	54,013	48,167
Custodian and fund accounting fees	68,076	88,313	65,961	30,189
Administration fees	30,999	32,969	30,730	27,631
Insurance expense	25,192	36,757	25,209	10,065
Line of credit fees	16,849	36,700	16,358	7,351
Miscellaneous expenses	2,700	166,546	2,724	3,229

Total operating expenses	21,643,270	22,082,080	19,648,131	10,032,560

Interest expense on borrowings	—	3,933,006	89,428	—

Total gross expenses	21,643,270	26,015,086	19,737,559	10,032,560
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	—	—	—
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	—	—
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	—	—
Expense offset arrangements — Retail Shares (Note 4)	(92,691)	(48,348)	(41,854)	(27,044)
Expense offset arrangements — Institutional Shares (Note 4)	(25,865)	(50,399)	(21,309)	(8,940)

Total net expenses	21,524,714	25,916,339	19,674,396	9,996,576

Net investment income (loss)	(12,072,242)	412,647	(10,269,138)	(8,169,235)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	(8,716,450)	(174,718,606)	(84,758,246)	(41,452,374)
Net realized gain (loss) on investments sold — “Affiliated” investments	—	168,461,557	—	—
Redemption in-kind	373,151,201	1,131,457,476	575,483,559	142,503,597
Net realized gain (loss) on foreign currency transactions	—	—	(68)	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(357,770,021)	(1,462,486,017)	(795,771,121)	(173,778,891)
Investments — “Affiliated” investments	—	(215,424,581)	—	—
Foreign currency translations	—	—	—	—

Net gain (loss) on investments	6,664,730	(552,710,171)	(305,045,876)	(72,727,668)

Net increase (decrease) in net assets resulting from operations	$(5,407,512)	$(552,297,524)	$(315,315,014)	$(80,896,903)

[1] Net of foreign taxes withheld on dividends of	$—	$—	$21,012	$45,103

See Notes to Financial Statements.	15

Baron Funds	March 31, 2026

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED MARCH 31, 2026

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income (loss):
Income:
Dividends — Unaffiliated investments[1]	$668,763	$1,441,828	$2,014,962
Dividends — “Affiliated” investments	—	—	—
Interest	317,682	2,059,236	66,696
Securities lending income, net	27,888	—	—

Total income	1,014,333	3,501,064	2,081,658

Expenses:
Investment advisory fees (Note 4)	2,681,177	9,299,350	1,699,990
Distribution fees — Retail Shares (Note 4)	190,576	178,803	119,419
Shareholder servicing agent fees and expenses — Retail Shares	26,845	22,161	16,157
Shareholder servicing agent fees and expenses — Institutional Shares	15,039	54,556	13,450
Shareholder servicing agent fees and expenses — R6 Shares	999	1,702	1,759
Reports to shareholders	27,928	181,500	37,873
Trustee fees and expenses (Note 4)	21,273	51,062	14,465
Professional fees	16,413	20,645	13,414
Registration and filing fees	37,530	66,026	33,780
Custodian and fund accounting fees	16,928	37,065	12,281
Administration fees	26,354	27,838	26,064
Insurance expense	4,952	10,341	3,691
Line of credit fees	11,447	7,967	2,598
Miscellaneous expenses	5,275	2,953	2,609

Total operating expenses	3,082,736	9,961,969	1,997,550

Interest expense on borrowings	6,781	—	7,410

Total gross expenses	3,089,517	9,961,969	2,004,960
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	(9,894)	—	(14,631)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	(22,561)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	(3,646)
Expense offset arrangements — Retail Shares (Note 4)	(10,655)	(6,959)	(4,030)
Expense offset arrangements — Institutional Shares (Note 4)	(3,068)	(25,334)	(2,444)

Total net expenses	3,065,900	9,929,676	1,957,648

Net investment income (loss)	(2,051,567)	(6,428,612)	124,010

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	(9,529,484)	(8,520,196)	(5,561,462)
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Redemption in-kind	41,399,693	209,685,491	14,483,071
Net realized gain (loss) on foreign currency transactions	(1,186)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(85,625,816)	(392,437,358)	(44,299,923)
Investments — “Affiliated” investments	—	—	—
Foreign currency translations	(1)	(305)	—

Net gain (loss) on investments	(53,756,794)	(191,272,368)	(35,378,314)

Net increase (decrease) in net assets resulting from operations	$(55,808,361)	$(197,700,980)	$(35,254,304)

[1] Net of foreign taxes withheld on dividends of	$62,068	$—	$48,984

16	See Notes to Financial Statements.

March 31, 2026	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(12,072,242)	$(20,225,361)	$412,647	$37,562,076	$(10,269,138)	$(25,754,917)
Net realized gain (loss)	364,434,751	778,217,580	1,125,200,427	1,458,380,392	490,725,245	672,681,360
Change in net unrealized appreciation (depreciation)	(357,770,021)	(744,367,750)	(1,677,910,598)	(2,414,847,628)	(795,771,121)	(677,345,283)

Increase (decrease) in net assets resulting from operations	(5,407,512)	13,624,469	(552,297,524)	(918,905,160)	(315,315,014)	(30,418,840)

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(206,312,994)	(355,665,534)	(236,753,437)	(224,988,355)	(94,842,458)	(164,521,944)
Distributable earnings — Institutional Shares	(167,409,185)	(302,567,839)	(434,280,587)	(491,580,086)	(173,844,467)	(315,704,652)
Distributable earnings — R6 Shares	(10,961,645)	(21,768,312)	(38,062,012)	(23,435,037)	(20,316,408)	(34,776,757)

Decrease in net assets from distributions to shareholders	(384,683,824)	(680,001,685)	(709,096,036)	(740,003,478)	(289,003,333)	(515,003,353)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	17,449,556	37,596,348	51,882,149	54,522,136	18,990,561	60,077,770
Proceeds from the sale of shares — Institutional Shares	648,717,769	640,420,493	1,479,921,278	1,282,596,123	887,986,455	977,507,149
Proceeds from the sale of shares — R6 Shares	3,641,247	11,367,974	97,594,387	20,822,534	13,729,870	24,718,846
Net asset value of shares issued in reinvestment of distributions — Retail Shares	197,102,471	339,643,419	229,715,311	217,199,876	92,089,872	159,684,409
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	161,918,383	292,027,558	419,595,645	474,049,294	167,848,054	302,512,483
Net asset value of shares issues in reinvestment of distribution — R6 Shares	10,958,233	21,762,420	37,880,191	23,429,255	19,949,843	34,183,652
Cost of shares redeemed — Retail Shares	(217,692,850)	(325,562,749)	(360,768,822)	(488,104,703)	(153,645,137)	(261,019,681)
Cost of shares redeemed — Institutional Shares	(894,181,237)	(955,564,895)	(2,954,127,307)	(2,491,803,512)	(1,470,738,666)	(1,442,495,493)
Cost of shares redeemed — R6 Shares	(14,855,507)	(46,737,138)	(79,147,360)	(71,106,055)	(30,473,661)	(68,053,990)

Increase (decrease) in net assets derived from capital share transactions	(86,941,935)	14,953,430	(1,077,454,528)	(978,395,052)	(454,262,809)	(212,884,855)

Net increase (decrease) in net assets	(477,033,271)	(651,423,786)	(2,338,848,088)	(2,637,303,690)	(1,058,581,156)	(758,307,048)

Net Assets:
Beginning of period	3,789,700,375	4,441,124,161	4,949,433,665	7,586,737,355	3,757,267,508	4,515,574,556

End of period	$3,312,667,104	$3,789,700,375	$2,610,585,577	$4,949,433,665	$2,698,686,352	$3,757,267,508

Capital share transactions — Retail Shares
Shares sold	197,953	395,801	717,313	613,277	677,483	1,928,797
Shares issued in reinvestment of distributions	2,235,229	3,608,621	3,630,141	2,377,146	3,385,657	5,096,853
Shares redeemed	(2,452,526)	(3,440,491)	(5,516,648)	(5,580,141)	(5,487,424)	(8,615,262)

Net increase (decrease)	(19,344)	563,931	(1,169,194)	(2,589,718)	(1,424,284)	(1,589,612)

Capital share transactions — Institutional Shares
Shares sold	6,593,819	6,361,217	21,043,970	14,241,787	29,098,873	29,447,201
Shares issued in reinvestment of distributions	1,689,289	2,885,648	6,142,522	4,865,537	5,578,200	8,824,751
Shares redeemed	(9,155,674)	(9,418,567)	(41,940,230)	(27,216,109)	(48,886,274)	(43,822,273)

Net increase (decrease)	(872,566)	(171,702)	(14,753,738)	(8,108,785)	(14,209,201)	(5,550,321)

Capital share transactions — R6 Shares
Shares sold	38,348	114,464	1,242,658	219,307	439,433	722,798
Shares issued in reinvestment of distributions	114,386	215,129	554,534	240,473	663,447	997,771
Shares redeemed	(150,001)	(465,324)	(1,137,412)	(754,757)	(969,915)	(2,025,092)

Net increase (decrease)	2,733	(135,731)	659,780	(294,977)	132,965	(304,523)

See Notes to Financial Statements.	17

Baron Funds	March 31, 2026

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(8,169,235)	$(13,781,004)	$(2,051,567)	$(4,360,254)
Net realized gain (loss)	101,051,223	132,534,486	31,869,023	72,803,420
Voluntary payment from Adviser (Note 4)	—	1,025,040	—	—
Change in net unrealized appreciation (depreciation)	(173,778,891)	255,383,064	(85,625,817)	103,807,158

Increase (decrease) in net assets resulting from operations	(80,896,903)	375,161,586	(55,808,361)	172,250,324

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(30,730,521)	(33,106,290)	(6,247,423)	(1,154,226)
Distributable earnings — Institutional Shares	(37,940,525)	(33,977,048)	(23,065,411)	(4,105,039)
Distributable earnings — R6 Shares	(1,918,527)	(1,975,395)	(1,314,057)	(290,941)

Decrease in net assets from distributions to shareholders	(70,589,573)	(69,058,733)	(30,626,891)	(5,550,206)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	24,865,347	51,116,895	7,518,466	12,767,646
Proceeds from the sale of shares — Institutional Shares	328,716,835	281,771,600	106,203,002	121,062,557
Proceeds from the sale of shares — R6 Shares	571,066	646,444	51,298	176,124
Net asset value of shares issued in reinvestment of distributions — Retail Shares	28,932,866	31,108,486	5,906,910	1,091,994
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	37,128,177	33,683,823	22,389,357	3,963,875
Net asset value of shares issues in reinvestment of distribution — R6 Shares	957,929	996,441	1,314,057	290,941
Cost of shares redeemed — Retail Shares	(61,650,644)	(120,175,124)	(10,482,626)	(26,806,420)
Cost of shares redeemed — Institutional Shares	(348,960,427)	(180,181,803)	(133,195,709)	(148,431,933)
Cost of shares redeemed — R6 Shares	(1,413,828)	(1,948,947)	(6,321,672)	(4,501,030)

Increase (decrease) in net assets derived from capital share transactions	9,147,321	97,017,815	(6,616,917)	(40,386,246)

Net increase (decrease) in net assets	(142,339,155)	403,120,668	(93,052,169)	126,313,872

Net Assets:
Beginning of period	1,759,298,654	1,356,177,986	762,724,353	636,410,481

End of period	$1,616,959,499	$1,759,298,654	$669,672,184	$762,724,353

Capital share transactions — Retail Shares
Shares sold	467,784	1,061,995	115,832	220,523
Shares issued in reinvestment of distributions	537,986	629,344	91,452	17,946
Shares redeemed	(1,163,803)	(2,491,285)	(164,067)	(466,820)

Net increase (decrease)	(158,033)	(799,946)	43,217	(228,351)

Capital share transactions — Institutional Shares
Shares sold	5,756,738	5,381,325	1,580,173	2,019,662
Shares issued in reinvestment of distributions	641,247	636,505	333,473	62,849
Shares redeemed	(6,133,917)	(3,533,592)	(2,040,301)	(2,439,528)

Net increase (decrease)	264,068	2,484,238	(126,655)	(357,017)

Capital share transactions — R6 Shares
Shares sold	9,967	12,555	762	3,012
Shares issued in reinvestment of distributions	16,527	18,808	19,555	4,615
Shares redeemed	(24,579)	(40,333)	(91,317)	(84,254)

Net increase (decrease)	1,915	(8,970)	(71,000)	(76,627)

18	See Notes to Financial Statements.

March 31, 2026	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(6,428,612)	$(10,974,513)	$124,010	$450,418
Net realized gain (loss)	201,165,295	253,230,646	8,921,609	(13,924,515)
Change in net unrealized appreciation (depreciation)	(392,437,663)	31,903,157	(44,299,923)	91,628,841

Increase (decrease) in net assets resulting from operations	(197,700,980)	274,159,290	(35,254,304)	78,154,744

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—	—	(7,692)
Distributable earnings — Institutional Shares	—	—	—	(744,804)
Distributable earnings — R6 Shares	—	—	—	(123,766)

Decrease in net assets from distributions to shareholders	—	—	—	(876,262)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	9,754,476	45,465,597	8,673,943	40,056,199
Proceeds from the sale of shares — Institutional Shares	591,772,919	565,469,739	95,064,833	81,705,632
Proceeds from the sale of shares — R6 Shares	6,562,645	10,888,363	4,082,766	11,650,817
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	—	7,653
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	—	725,260
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	—	—	113,920
Cost of shares redeemed — Retail Shares	(38,009,048)	(49,204,206)	(23,023,088)	(52,563,006)
Cost of shares redeemed — Institutional Shares	(648,308,738)	(436,285,423)	(85,833,955)	(93,438,164)
Cost of shares redeemed — R6 Shares	(7,811,629)	(13,359,714)	(6,378,568)	(12,499,915)

Increase (decrease) in net assets derived from capital share transactions	(86,039,375)	122,974,356	(7,414,069)	(24,241,604)

Net increase (decrease) in net assets	(283,740,355)	397,133,646	(42,668,373)	53,036,878

Net Assets:
Beginning of period	1,900,687,203	1,503,553,557	525,302,013	472,265,135

End of period	$1,616,946,848	$1,900,687,203	$482,633,640	$525,302,013

Capital share transactions — Retail Shares
Shares sold	279,773	1,378,311	266,973	1,400,070
Shares issued in reinvestment of distributions	—	—	—	263
Shares redeemed	(1,107,078)	(1,509,012)	(721,067)	(1,894,193)

Net increase (decrease)	(827,305)	(130,701)	(454,094)	(493,860)

Capital share transactions — Institutional Shares
Shares sold	16,461,846	16,788,942	2,899,758	2,850,230
Shares issued in reinvestment of distributions	—	—	—	24,552
Shares redeemed	(18,228,123)	(12,902,214)	(2,642,358)	(3,182,492)

Net increase (decrease)	(1,766,277)	3,886,728	257,400	(307,710)

Capital share transactions — R6 Shares
Shares sold	183,554	323,217	124,589	398,903
Shares issued in reinvestment of distributions	—	—	—	3,857
Shares redeemed	(219,445)	(403,031)	(194,995)	(427,649)

Net increase (decrease)	(35,891)	(79,814)	(70,406)	(24,889)

See Notes to Financial Statements.	19

Baron Funds	March 31, 2026

STATEMENT OF CASH FLOWS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2026

Baron Asset Fund
Increase (Decrease) in Cash:
Cash Provided (Used) from Operating Activities
Net increase (decrease) in net assets resulting from operations	$(5,407,512)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(122,398,035)
Proceeds from sales of portfolio securities	56,492,459
(Increase) decrease in dividends and interest receivable	(736,001)
(Increase) decrease in prepaid expenses	(28,799)
Increase (decrease) in accrued expenses	48,737
Net realized (gain) loss on investments	(364,434,751)
Change in net unrealized (appreciation) depreciation of investments	357,770,021

Net cash provided (used) by operating activities	$(78,693,881)

Cash Provided in Financing Activities
Distributions paid to shareholders (net of dividend reinvestments) (Note 2(l))	(14,704,737)
Proceeds from shares sold	669,779,521
Payment for shares redeemed	(623,632,202)

Net cash provided (used) in financing activities	31,442,582

Net increase (decrease) in cash	(47,251,299)
Cash at beginning of period	72,012,229

Cash at end of period	$24,760,930

Supplemental cash flow information:
Reinvestment of dividends	$369,979,087

In-Kind redemptions of portfolio securities for shares redeemed	$502,240,503

20	See Notes to Financial Statements.

March 31, 2026	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Each Fund is diversified. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of mid-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation.  Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security,

Baron Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income.  Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Dividend income (net of withholding taxes, if any) is recognized on the ex-dividend date, except in the case of certain dividends from foreign securities which are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Non-cash dividends received in the form of stock are recognized and recorded at fair value as non-cash dividend income.

Distributions received from certain investments such as real estate investment trusts (REITs) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. Since the classification of such payments are generally not known until after the end of the calendar year, the Funds estimate the expected classification of such payments based upon available information which may include the previous year’s allocation. Recharacterizations will be reflected in the following year as additional information becomes available from the issuers. The Funds record as dividend income the amounts characterized as ordinary income and as realized gain the amounts characterized as capital gain in the accompanying Statements of Operations. The amounts characterized as a return of capital are reflected as a reduction of cost of the related investment in the accompanying Portfolios of Investments.

d) Expense Allocation.  The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust, Baron Select Funds, and Baron ETF Trust (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets. The Funds accrue distribution and service (12b-1) fees to Retail Shares.

e) Single Issuer Risk.  Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Asset Fund’s investment in Space Exploration Technologies Corp. (SpaceX), the NAV of the Baron Asset Fund will be materially impacted by the price of SpaceX stock.

f) Industry Concentration.  From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Asset Fund’s investment in SpaceX, which represents about 26% of the Fund’s net assets as of March 31, 2026, the Fund will be more adversely impacted by negative developments affecting the energy industry, as well as governmental environmental regulations.

g) Use of Estimates.  The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

h) Foreign Currency Translations.  The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

i) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at March 31, 2026.

j) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

March 31, 2026	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

The Funds are subject to foreign tax on capital gains and withholding taxes on income from foreign investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which they invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

The Funds attempt to qualify for reduced tax rates or exemptions in countries with which the United States has a tax treaty and may file withholding tax reclaims in certain countries to recover portions of amounts previously withheld.

Further, as a result of several court cases across the European Union, the Funds may also file tax reclaims for previously withheld taxes in those countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities, as well as several related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded as a reduction of foreign taxes withheld on dividends, or as dividend income to the extent such claims exceed the foreign taxes withheld on dividends included within dividend income on the Statements of Operations. Such amounts, if and when recorded, could result in an increase in the respective Funds’ NAV per share and, if material, would be reported separately in the Statements of Operations.

k) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

i) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may distribute more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

m) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

n) In-Kind Redemptions.  In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (In-Kind Redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/(loss) to paid-in capital. During the six months ended March 31, 2026, the Funds realized gains on in-kind redemptions in securities as follows:

Fund	Gains	Proceeds
Baron Asset Fund	$373,151,201	$502,240,503
Baron Growth Fund	1,131,457,476	1,309,819,121
Baron Small Cap Fund	575,483,559	758,551,672
Baron Opportunity Fund	142,503,597	219,237,961
Baron Fifth Avenue Growth Fund	41,399,693	68,912,693
Baron Discovery Fund	209,685,491	402,539,618
Baron Durable Advantage Fund	14,483,071	31,675,726

m) Segment Reporting.  The Adviser’s Management Committee acts as each Fund’s chief operating decision maker (CODM), as defined in GAAP, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Financial Statements.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities and in-kind transactions, if any, for the six months ended March 31, 2026 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$122,398,035	$56,486,622
Baron Growth Fund	6,343,395	15,464,781
Baron Small Cap Fund	147,608,951	111,096,840
Baron Opportunity Fund	316,638,289	174,755,558
Baron Fifth Avenue Growth Fund	77,418,705	14,600,823
Baron Discovery Fund	575,525,444	273,225,128
Baron Durable Advantage Fund	33,857,925	10,943,011

Baron Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below.

Fund	Annual Rate
Baron Asset Fund	1.00%
Baron Growth Fund	1.00%
Baron Small Cap Fund	1.00%
Baron Opportunity Fund	1.00%
Baron Fifth Avenue Growth Fund	0.70%
Baron Discovery Fund	1.00%
Baron Durable Advantage Fund	0.65%

For certain of the Funds, the Adviser has contractually agreed to waive its fee or reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses, and expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement) pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

During the six months ended March 31, 2026, the Adviser waived its management fees and reimbursed other expenses, if applicable, as follows:

	Retail Shares		Institutional Shares		R6 Shares

Fund	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Baron Fifth Avenue Growth Fund	$9,894	$—	$—	$—	$—	$—
Baron Durable Advantage Fund	14,631	—	22,561	—	3,646	—

The aforementioned fee waivers and reimbursements, if applicable, are not subject to recoupment by the Adviser.

b) Expense offset arrangement.  The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended March 31, 2026, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses as follows:

Fund	Retail Shares	Institutional Shares
Baron Asset Fund	$92,691	$25,865
Baron Growth Fund	48,348	50,399
Baron Small Cap Fund	41,854	21,309
Baron Opportunity Fund	27,044	8,940
Baron Fifth Avenue Growth Fund	10,655	3,068
Baron Discovery Fund	6,959	25,334
Baron Durable Advantage Fund	4,030	2,444

c) Distribution Fees.  Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

d) Trustee Fees.  Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $225,000 with the Chairman of the Trust receiving an additional $50,000. An additional $65,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

e) Custody, Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

March 31, 2026	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

f) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. For the six months ended March 31, 2026, the Funds did not engage in cross trading.

g) Transactions in “Affiliated” Companies.  An “Affiliated” company (affiliated person as defined in the 1940 Act) is a company in which Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2026.

BARON GROWTH FUND

Name of Issuer	Shares Held at September 30, 2025	Value at September 30, 2025	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at March 31, 2026	Value at March 31, 2026
Choice Hotels International, Inc.	3,000,000	$320,730,000	$—	$24,332,500	$(34,924,201)	$23,151,701	$1,725,000	2,750,000	$284,625,000

Vail Resorts, Inc.*	2,000,000	$299,140,000	$—	$167,067,876	$(180,500,380)	$145,309,856	$10,556,100	755,000	$96,881,600

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date.

5. LINE OF CREDIT

Starting February 26, 2026, Baron Growth Fund of Baron Investment Funds Trust participates in a committed line of credit agreement with State Street as lender. Baron Growth Fund may borrow up to the lesser of $400 million or the maximum amount Baron Growth Fund may borrow under the limitations included in Baron Growth Fund’s prospectus, or any limit or restriction under any law or regulation to which Baron Growth Fund is subject or any agreement to which Baron Growth Fund is a party. Interest is charged to Baron Growth Fund at a rate equal to the higher of the One-Month Term Secured Overnight Financing Rate, the Federal Funds Effective Rate, or the Overnight Bank Funding Rate; plus a margin of 0.95%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit.

The Fund Complex (except Baron Partners Fund and Baron Growth Fund, and Baron ETF Trust), participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate (OBFR) plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

The term is 364 days from the closing date, renewable on an annual basis. The line of credit shall expire on June 25, 2026.

During the six months ended March 31, 2026, the following Funds had borrowings under the line of credit as follows:

Fund	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowing Outstanding	Outstanding Balance as of 3/31/2026
Baron Growth Fund	$184.0 million	$400.0 million	4.82%	162	$366.8 million
Baron Small Cap Fund	113.2 million	114.1 million	4.81%	6	—
Baron Fifth Avenue Growth Fund	5.7 million	13.4 million	4.81%	9	—
Baron Durable Advantage Fund	2.0 million	3.9 million	4.89%	28	—

*	For the days borrowings were outstanding.

The Adviser believes that the fair value of the liabilities under each line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. A Fund’s outstanding balance under the line of credit, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

Baron Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. RESTRICTED SECURITIES

At March 31, 2026, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At March 31, 2026, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	337,650,561

Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020, 2/2/2026	507,095,638
Skyryse Inc.	9/16/2025	6,299,909

Total Restricted Securities		$851,046,108

(Cost $86,000,478)† (25.69% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$785,437

Private Convertible Preferred Stocks
Northvolt AB	9/21/2020	0

Total Restricted Securities		$785,437

(Cost $25,674,990)† ( 0.03% of Net Assets)

	Baron Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$338,645
Space Exploration Technologies Corp.	3/25/2021-2/2/2026	150,889,098

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020, 9/28/2023	2,766,001

Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	97,519,202

Total Restricted Securities		$251,512,946

(Cost $48,865,991)† (15.55% of Net Assets)

	Baron Fifth Avenue Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-2/2/2026	$50,408,354

Total Restricted Securities		$50,408,354

(Cost $15,999,886)† (7.53% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

March 31, 2026	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,438,812,692	$—	$—	$2,438,812,692
Private Common Stocks	—	—	337,650,561	337,650,561
Private Preferred Stocks†	—	—	513,395,547	513,395,547

Total Investments	$2,438,812,692	$—	$851,046,108	$3,289,858,800

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)[1]	Total
Common Stocks†	$2,979,180,657	$—	$—	$2,979,180,657
Private Common Stocks	—	—	785,437	785,437
Private Convertible Preferred Stocks	—	—	0	0

Total Investments	$2,979,180,657	$—	$785,437	$2,979,966,094

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,692,798,900	$—	$—	$2,692,798,900

Total Investments	$2,692,798,900	$—	$—	$2,692,798,900

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 securities in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant to the Fund.

Baron Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,349,793,841	$—	$—	$1,349,793,841
Private Common Stocks†	—	—	151,227,743	151,227,743
Private Convertible Preferred Stocks	—	—	2,766,001	2,766,001
Private Preferred Stocks		—	97,519,202	97,519,202

Total Investments	$1,349,793,841	$—	$251,512,946	$1,601,306,787

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$616,286,685	$—	$—	$616,286,685
Private Common Stocks	—	—	50,408,354	50,408,354

Total Investments	$616,286,685	$—	$50,408,354	$666,695,039

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,517,828,249	$—	$—	$1,517,828,249

Total Investments	$1,517,828,249	$—	$—	$1,517,828,249

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$480,458,010	$—	$—	$480,458,010

Total Investments	$480,458,010	$—	$—	$480,458,010

†	See Portfolios of Investments for additional detailed categorizations.

March 31, 2026	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2025	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3		Transfers Out of Level 3		Balance as of March 31, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2026
Private Common Stocks
Industrials	$34,415,656	$—	$—	$51,071,204	—	—	$252,163,701	*	—		$337,650,561	$181,062,828

Private Preferred Stocks
Communication Services	122,172,077	—	—	129,991,624	—	—	—		(252,163,701	)*	—	—
Industrials	211,651,759	—	—	301,743,788	—	—	—		—		513,395,547	301,743,788

Total	$368,239,492	$—	$—	$482,806,616	$—	$—	$252,163,701		$(252,163,701)		$851,046,108	$482,806,616

	Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2025	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3		Transfers Out of Level 3		Balance as of March 31, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2026
Private Common Stocks
Communication Services	$5,074,966	$—	$—	$5,399,788	$—	$—	$—		$(10,474,754	)*	$—	$—
Industrials	40,487,939	—	(90,171)	60,175,543	—	(13,392)	50,329,179	*	—		150,889,098	83,442,976
Unclassified	338,645	—	—	—	—	—	—		—		338,645	—

Private Convertible Preferred Stocks
Unclassified	2,766,001	—	—	—	—	—	—		—		2,766,001	—

Private Preferred Stocks
Communication Services	16,886,808	—	—	17,967,637	4,999,980	—	—		(39,854,425	)*	—	—
Industrials	39,527,236	—	(6,033,205)	65,026,256	—	(1,001,085)	—		—		97,519,202	58,258,922

Total	$105,081,595	$—	$(6,123,376)	$148,569,224	$4,999,980	$(1,014,477)	$50,329,179		$(50,329,179)		$251,512,946	$141,701,898

*	X.AI Holdings Corp. private preferred and private common stock converted into Space Exploration Technologies Corp. Class A, private common stock on February 2, 2026.

Baron Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund

Investments in Securities	Balance as of September 30, 2025	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3		Transfers Out of Level 3		Balance as of March 31, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2026
Private Common Stocks
Industrials	$11,356,840	$—	$—	$16,852,540	$—	$—	$22,198,974	*	$—		$50,408,354	$23,141,192

Private Preferred Stocks
Communication Services	5,910,363	—	—	6,288,652	9,999,959	—	—		(22,198,974	)*	—	—
Industrials	133,288	—	(3,012,309)	3,378,851	—	(499,830)	—		—		—	—

Total	$17,400,491	$—	$(3,012,309)	$26,520,043	$9,999,959	$(499,830)	$22,198,974		$(22,198,974)		$50,408,354	$23,141,192

*	X.AI Holdings Corp. private preferred stock converted into Space Exploration Technologies Corp. Class A, private common stock on February 2, 2026.

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of March 31, 2026 were as follows:

Baron Asset Fund

Sector	Fair Value as of March 31, 2026	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2026	Range used on March 31, 2026*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$337,650,561	Observed Transaction	Observed Transaction Price	$526.59	N/A	Increase
Private Preferred Stocks: Industrials	$6,299,909	Combination of current value via comparable companies, scenario analysis, and option-pricing methods	Change in the composite equity index of comparable companies	5.86%	N/A	Increase
			Estimated volatility of the returns of equity[1]	63.60%	N/A	Decrease
			Scenario Probabilities: Scenario A / Scenario B2	90.00% /10.00%	N/A	N/A
Private Preferred Stocks: Industrials	$507,095,638	Observed Transaction	Observed Transaction Price	$5,265.90	N/A	Increase

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies.
[2]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

March 31, 2026	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Opportunity Fund

Sector	Fair Value as of March 31, 2026	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2026	Range used on March 31, 2026*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$150,889,098	Observed Transaction	Observed Transaction Price	$526.59	N/A	Increase
Private Common Stocks: Unclassified	$338,645	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
			Discount in Event of Liquidation Outcome	100.00%	N/A	Decrease
Private Convertible Preferred Stocks: Unclassified	$2,081,272	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
Private Convertible Preferred Stocks: Unclassified	$684,729	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
Private Preferred Stocks: Industrials	$97,519,202	Observed Transaction	Observed Transaction Price	$5,265.90	N/A	Increase

Baron Fifth Avenue Growth Fund

Sector	Fair Value as of March 31, 2026	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2026	Range used on March 31, 2026*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$50,408,354	Observed Transaction	Observed Transaction Price	$526.59	N/A	Increase

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of in-kind transactions, net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, wash sale loss deferral, and certain corporate actions of a Fund’s investments, including issuer mergers, spin-offs, and other reorganization events. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2026, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Cost of investments	$1,042,425,758	$481,617,709	$1,523,673,425	$773,127,635

Gross tax unrealized appreciation	2,385,528,354	2,523,237,938	1,367,464,006	884,135,385
Gross tax unrealized depreciation	(138,095,312)	(24,889,553)	(198,338,531)	(55,956,233)

Net tax unrealized appreciation (depreciation)	$2,247,433,042	$2,498,348,385	$1,169,125,475	$828,179,152

Baron Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$300,558,717	$1,427,504,802	$328,031,069

Gross tax unrealized appreciation	380,482,581	286,853,547	156,002,532
Gross tax unrealized depreciation	(14,346,259)	(196,530,100)	(3,575,591)

Net tax unrealized appreciation (depreciation)	$366,136,322	$90,323,447	$152,426,941

As of September 30, 2025 the Funds had capital loss carryforwards with no expiration dates, as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Short-Term	$—	$—	$—	$—

Long-Term	$—	$—	$—	$—

Capital loss carryforward utilized during the year ended September 30, 2025	$—	$—	$—	$—

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short-Term	$—	$15,700,916	$8,889,798

Long-Term	$—	$—	$8,162,095

Capital loss carryforward utilized during the year ended September 30, 2025	$—	$187,036,159	$—

The estimated tax character of distributions paid during the six months ended March 31, 2026 and the year ended September 30, 2025 was as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025

Fund	Ordinary[1]	Long-Term Capital Gain	Ordinary[1]	Long-Term Capital Gain
Baron Asset Fund	$—	$384,683,824	$—	$680,001,685
Baron Growth Fund	29,521,771	679,574,265	—	740,003,478
Baron Small Cap Fund	—	289,003,333	—	515,003,353
Baron Opportunity Fund	—	70,589,573	—	69,058,733
Baron Fifth Avenue Growth Fund	—	30,626,891	—	5,550,206
Baron Discovery Fund	—	—	—	—
Baron Durable Advantage Fund	—	—	876,262	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2026, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements except as noted below.

Effective June 1, 2026, Baron Growth Fund’s name will change to Baron Generational Growth Fund. Please refer to the supplement to the prospectus dated April 2, 2026, for additional information.

March 31, 2026	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Gross expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2026	91.38	(0.35)	0.53	0.18	0.00	(10.17)	(10.17)	81.39	(0.66)[3]	1.31	[4,5]	(0.78)[4]	1,727.1	2	[3,6]

Year Ended September 30,

2025	108.42	(0.59)	1.10	0.51	0.00	(17.55)	(17.55)	91.38	0.00	1.31	[5,7]	(0.62)	1,940.8	6	[6]

2024	90.44	(0.83)	22.22	21.39	0.00	(3.41)	(3.41)	108.42	24.29	1.29		(0.84)	2,241.6	4

2023	77.43	(0.72)	13.73	13.01	0.00	0.00	0.00	90.44	16.80	1.30		(0.80)	1,987.1	5

2022	120.59	(0.90)	(33.27)	(34.17)	0.00	(8.99)	(8.99)	77.43	(30.79)	1.29		(0.91)	1,824.8	5

2021	99.64	(1.16)	25.50	24.34	0.00	(3.39)	(3.39)	120.59	24.96	1.29	[7]	(1.02)	2,871.7	10

INSTITUTIONAL SHARES

Six Months Ended March 31,

2026	98.45	(0.25)	0.50	0.25	0.00	(10.17)	(10.17)	88.53	(0.54)[3]	1.05	[4,8]	(0.53)[4]	1,484.6	2	[3,6]

Year Ended September 30,

2025	115.23	(0.37)	1.14	0.77	0.00	(17.55)	(17.55)	98.45	0.26	1.05	[7,8]	(0.36)	1,736.8	6	[6]

2024	95.68	(0.60)	23.56	22.96	0.00	(3.41)	(3.41)	115.23	24.61	1.04		(0.58)	2,052.7	4

2023	81.71	(0.52)	14.49	13.97	0.00	0.00	0.00	95.68	17.10	1.05		(0.54)	2,236.6	5

2022	126.47	(0.68)	(35.09)	(35.77)	0.00	(8.99)	(8.99)	81.71	(30.61)	1.04		(0.65)	1,968.9	5

2021	104.08	(0.91)	26.69	25.78	0.00	(3.39)	(3.39)	126.47	25.29	1.03	[7]	(0.76)	3,108.2	10

R6 SHARES

Six Months Ended March 31,

2026	98.41	(0.25)	0.50	0.25	0.00	(10.17)	(10.17)	88.49	(0.54)[3]	1.04	[4]	(0.53)[4]	101.0	2	[3,6]

Year Ended September 30,

2025	115.19	(0.36)	1.13	0.77	0.00	(17.55)	(17.55)	98.41	0.26	1.05	[7]	(0.35)	112.1	6	[6]

2024	95.65	(0.60)	23.55	22.95	0.00	(3.41)	(3.41)	115.19	24.61	1.04		(0.58)	146.8	4

2023	81.70	(0.52)	14.47	13.95	0.00	0.00	0.00	95.65	17.07	1.05		(0.55)	146.7	5

2022	126.45	(0.67)	(35.09)	(35.76)	0.00	(8.99)	(8.99)	81.70	(30.61)	1.04		(0.65)	132.5	5

2021	104.07	(0.91)	26.68	25.77	0.00	(3.39)	(3.39)	126.45	25.28	1.04	[7]	(0.76)	185.8	10

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distribution, if any.
[3]	Not Annualized.
[4]	Annualized
[5]	Gross expenses were 1.30% for the six months ended March 31, 2026, after adjusting for certain transfer agency credits.
[6]	Excludes impact of in-kind transactions.
[7]	Interest expense rounds to less than 0.01%.
[8]	Gross expenses were 1.04% for the six months ended March 31, 2026, after adjusting for certain transfer agency credits.

See Notes to Financial Statements.	33

Baron Funds	March 31, 2026

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:									Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Operating expenses (%)		Interest expense (%)		Gross expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2026	78.89	(0.06)	(9.83)	(9.89)	(0.40)	(12.86)	(13.26)	55.74	(14.54)[3]	1.32	[4]	0.22	[4]	1.54	[4]	(0.17)[4]	989.4	0	[3,5,6]

Year Ended September 30,

2025	102.76	0.35 [7]	(13.42)	(13.07)	0.00	(10.80)	(10.80)	78.89	(14.16)	1.30		0.09		1.39	[8]	0.40 [7]	1,492.5	1	[5]

2024	90.55	(0.33)	14.24	13.91	0.00	(1.70)	(1.70)	102.76	15.62	1.29		0.05		1.34		(0.35)	2,210.3	0	[6]

2023	80.38	(0.22)	15.52	15.30	0.00	(5.13)	(5.13)	90.55	19.17	1.29		0.01		1.30		(0.24)	2,211.7	2

2022	117.64	(0.35)	(27.94)	(28.29)	0.00	(8.97)	(8.97)	80.38	(26.31)	1.29		0.01		1.30		(0.36)	2,015.6	0	[6]

2021	90.65	(0.81)	32.65	31.84	0.00	(4.85)	(4.85)	117.64	36.19 [9]	1.29		0.00		1.29		(0.75)	3.041.4	1

INSTITUTIONAL SHARES

Six Months Ended March 31,

2026	84.28	0.04	(10.60)	(10.56)	(0.64)	(12.86)	(13.50)	60.22	(14.42)[3]	1.06	[4]	0.20	[4]	1.26	[4]	0.11 [4]	1,465.1	0	[3,5,6]

Year Ended September 30,

2025	108.79	0.64 [7]	(14.35)	(13.71)	0.00	(10.80)	(10.80)	84.28	(13.95)	1.04		0.09		1.13		0.67 [7]	3,294.0	1	[5]

2024	95.52	(0.10)	15.07	14.97	0.00	(1.70)	(1.70)	108.79	15.92	1.03		0.05		1.08		(0.09)	5,134.0	0	[6]

2023	84.34	0.01	16.30	16.31	0.00	(5.13)	(5.13)	95.52	19.48 [7]	1.04		0.01		1.05		0.01	5,007.2	2

2022	122.73	(0.10)	(29.32)	(29.42)	0.00	(8.97)	(8.97)	84.34	(26.12)	1.03		0.01		1.04		(0.10)	4,073.5	0	[6]

2021	94.15	(0.56)	33.99	33.43	0.00	(4.85)	(4.85)	122.73	36.55 [9]	1.03		0.00		1.03		(0.50)	5,934.8	1

R6 SHARES

Six Months Ended March 31,

2026	84.28	0.03	(10.59)	(10.56)	(0.64)	(12.86)	(13.50)	60.22	(14.42)[3]	1.07	[4]	0.23	[4]	1.30	[4]	0.10 [4]	156.1	0	[3,5,6]

Year Ended September 30,

2025	108.79	0.63 [7]	(14.34)	(13.71)	0.00	(10.80)	(10.80)	84.28	(13.95)	1.04		0.09		1.13		0.66 [7]	162.9	1	[5]

2024	95.53	(0.10)	15.06	14.96	0.00	(1.70)	(1.70)	108.79	15.91	1.04		0.05		1.09		(0.10)	242.4	0	[6]

2023	84.35	0.01	16.30	16.31	0.00	(5.13)	(5.13)	95.53	19.48	1.04		0.01		1.05		0.01	225.7	2

2022	122.75	(0.11)	(29.32)	(29.43)	0.00	(8.97)	(8.97)	84.35	(26.13)	1.03		0.01		1.04		(0.10)	169.1	0	[6]

2021	94.16	(0.56)	34.00	33.44	0.00	(4.85)	(4.85)	122.75	36.56 [9]	1.03		0.00		1.03		(0.50)	225.8	1

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Excludes impact of in-kind transactions.
[6]	Less than 0.5%.
[7]

Includes a special dividend. Both the net investment income (loss) per share dollar amounts and ratios would have been negative excluding the effect of the special dividend. The net investment income (loss) per share amounts and ratios would have been reduced by approximately $0.65 and 0.70%, respectively, excluding the effect of the special dividend.

[8]	Gross expenses were 1.38% for the year ended September 30, 2025, after adjusting for certain transfer agency credits.
[9]

The Adviser made a voluntary payment to the Fund in the amount of $739,525 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by 0.01%.

34	See Notes to Financial Statements.

March 31, 2026	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Gross expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2026	30.43	(0.11)	(2.57)	(2.68)	0.00	(2.60)	(2.60)	25.15	(9.46)[3]	1.33	[4,5,6]	(0.77)[4]	922.2	3	[3,7]

Year Ended September 30,

2025	34.65	(0.25)	0.25	0.00	0.00	(4.22)	(4.22)	30.43	(0.35)	1.32	[5,6]	(0.80)	1,158.9	13	[7]

2024	27.76	(0.21)	8.02	7.81	0.00	(0.92)	(0.92)	34.65	28.90	1.30		(0.69)	1,374.9	10

2023	24.98	(0.15)	4.38	4.23	0.00	(1.45)	(1.45)	27.76	17.42 [8]	1.31		(0.56)	1,187.8	10

2022	40.67	(0.23)	(10.74)	(10.97)	0.00	(4.72)	(4.72)	24.98	(30.93)	1.30		(0.72)	1,135.1	17

2021	35.06	(0.16)	9.89	9.73	0.00	(4.12)	(4.12)	40.67	29.77	1.29		(0.40)	1,829.5	16

INSTITUTIONAL SHARES

Six Months Ended March 31,

2026	33.37	(0.08)	(2.84)	(2.92)	0.00	(2.60)	(2.60)	27.85	(9.34)[3]	1.06	[4,5]	(0.52)[4]	1549.6	3	[3,7]

Year Ended September 30,

2025	37.51	(0.18)	0.26	0.08	0.00	(4.22)	(4.22)	33.37	(0.09)	1.06	[5]	(0.54)	2,330.9	13	[7]

2024	29.90	(0.14)	8.67	8.53	0.00	(0.92)	(0.92)	37.51	29.25	1.05		(0.43)	2,828.6	10

2023	26.74	(0.09)	4.70	4.61	0.00	(1.45)	(1.45)	29.90	17.71 [8]	1.05		(0.31)	2,821.0	10

2022	43.12	(0.15)	(11.51)	(11.66)	0.00	(4.72)	(4.72)	26.74	(30.76)	1.04		(0.44)	2,613.0	17

2021	36.86	(0.06)	10.44	10.38	0.00	(4.12)	(4.12)	43.12	30.11	1.03		(0.15)	3,214.2	16

R6 SHARES

Six Months Ended March 31,

2026	33.35	(0.08)	(2.84)	(2.92)	0.00	(2.60)	(2.60)	27.83	(9.34)[3]	1.07	[4,5]	(0.51)[4]	226.9	3	[3,7]

Year Ended September 30,

2025	37.49	(0.19)	0.27	0.08	0.00	(4.22)	(4.22)	33.35	(0.09)	1.06	[5]	(0.55)	267.5	13	[7]

2024	29.89	(0.15)	8.67	8.52	0.00	(0.92)	(0.92)	37.49	29.23	1.05		(0.45)	312.1	10

2023	26.73	(0.09)	4.70	4.61	0.00	(1.45)	(1.45)	29.89	17.71 [8]	1.06		(0.31)	206.3	10

2022	43.10	(0.14)	(11.51)	(11.65)	0.00	(4.72)	(4.72)	26.73	(30.75)	1.04		(0.41)	184.4	17

2021	36.85	(0.06)	10.43	10.37	0.00	(4.12)	(4.12)	43.10	30.09	1.04		(0.16)	272.8	16

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Interest expense rounds to less than 0.01%.
[6]	Gross expenses were 1.32% and 1.31% for the six months ended March 31, 2026 and the year ended September 30, 2025, respectively, after adjusting for certain transfer agency credits.
[7]	Excludes impact of in-kind transactions.
[8]

The Adviser made a voluntary payment to the Fund in the amount of $573 to compensate the Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by less than 0.01%.

See Notes to Financial Statements.	35

Baron Funds	March 31, 2026

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Gross expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2026	53.83	(0.29)	(2.09)	(2.38)	0.00	(2.29)	(2.29)	49.16	(4.79)[3]	1.30	[4]	(1.09)[4]	662.7	10	[3,6]

Year Ended September 30,

2025	44.12	(0.50)	12.54	12.04	0.00	(2.33)	(2.33)	53.83	27.76 [7]	1.31	[5]	(1.04)	734.1	30	[6]

2024	30.67	(0.39)	13.84	13.45	0.00	0.00	0.00	44.12	43.85	1.31		(1.02)	637.0	33

2023	24.72	(0.27)	6.22	5.95	0.00	0.00	0.00	30.67	24.07	1.32	[8]	(0.96)	497.4	23

2022	43.49	(0.39)	(14.78)	(15.17)	0.00	(3.60)	(3.60)	24.72	(38.38)	1.31	[8]	(1.15)	448.5	31

2021	35.11	(0.49)	11.65	11.16	0.00	(2.78)	(2.78)	43.49	33.58	1.31	[8]	(1.19)	866.5	39

INSTITUTIONAL SHARES

Six Months Ended March 31,

2026	57.75	(0.24)	(2.25)	(2.49)	0.00	(2.29)	(2.29)	52.97	(4.65)[3]	1.04	[4]	(0.83)[4]	909.4	10	[3,6]

Year Ended September 30,

2025	47.08	(0.40)	13.40	13.00	0.00	(2.33)	(2.33)	57.75	28.07 [7]	1.05	[9]	(0.78)	976.4	30	[6]

2024	32.64	(0.31)	14.75	14.44	0.00	0.00	0.00	47.08	44.24	1.05		(0.76)	679.0	33

2023	26.24	(0.21)	6.61	6.40	0.00	0.00	0.00	32.64	24.39	1.06	[8]	(0.70)	473.2	23

2022	45.85	(0.32)	(15.69)	(16.01)	0.00	(3.60)	(3.60)	26.24	(38.23)	1.05	[8]	(0.90)	375.3	31

2021	36.79	(0.41)	12.25	11.84	0.00	(2.78)	(2.78)	45.85	33.91	1.05	[8]	(0.93)	711.4	39

R6 SHARES

Six Months Ended March 31,

2026	57.82	(0.24)	(2.26)	(2.50)	0.00	(2.29)	(2.29)	53.03	(4.67)[3]	1.04	[4]	(0.83)[4]	44.9	10	[3,6]

Year Ended September 30,

2025	47.13	(0.40)	13.42	13.02	0.00	(2.33)	(2.33)	57.82	28.08 [7]	1.04		(0.78)	48.8	30	[6]

2024	32.67	(0.31)	14.77	14.46	0.00	0.00	0.00	47.13	44.26	1.05		(0.76)	40.2	33

2023	26.27	(0.21)	6.61	6.40	0.00	0.00	0.00	32.67	24.36	1.07	[8]	(0.70)	28.8	23

2022	45.90	(0.32)	(15.71)	(16.03)	0.00	(3.60)	(3.60)	26.27	(38.23)	1.05	[8]	(0.89)	23.4	31

2021	36.82	(0.41)	12.27	11.86	0.00	(2.78)	(2.78)	45.90	33.94	1.05	[8]	(0.93)	36.1	39

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Gross expenses were 1.30% for the year ended September 30, 2025, after adjusting for certain transfer agency credits.
[6]	Excludes impact of in-kind transactions.
[7]

The Adviser made a voluntary payment to the Fund in the amount of $1,025,040 to compensate the Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by 0.06%.

[8]	Includes interest expense of less than 0.01%.
[9]	Gross expenses were 1.04% for the year ended September 30, 2025, after adjusting for certain transfer agency credits.

36	See Notes to Financial Statements.

March 31, 2026	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2026	65.36	(0.24)	(4.40)	(4.64)	0.00	(2.66)	(2.66)	58.06	(7.50)[3,4]		1.03	[5,6],7	1.00	[5,6]	(0.74)[5]	138.1	2	3.[8]

Year Ended September 30,

2025	51.61	(0.47)	14.67	14.20	0.00	(0.45)	(0.45)	65.36	27.58	[4]	1.03	[6]	1.00	[6]	(0.81)	152.6	19	[8]

2024	35.68	(0.37)	16.30	15.93	0.00	0.00	0.00	51.61	44.65	[4]	1.03	[6]	1.00	[6]	(0.84)	132.3	26

2023	28.73	(0.28)	7.23	6.95	0.00	0.00	0.00	35.68	24.19	[4]	1.06	[9]	1.01	[9]	(0.88)	103.0	13

2022	55.33	(0.39)	(24.49)	(24.88)	0.00	(1.72)	(1.72)	28.73	(46.49)[4,10]		1.03	[6]	1.00	[6]	(0.92)	84.2	37

2021	46.62	(0.46)	9.35	8.89	0.00	(0.18)	(0.18)	55.33	19.13	[4]	1.02		1.00		(0.88)	187.8	16

INSTITUTIONAL SHARES

Six Months Ended March 31,

2026	67.80	(0.16)	(4.58)	(4.74)	0.00	(2.66)	(2.66)	60.40	(7.38)[3]		0.75	[5,6]	0.75	[5,6]	(0.48)[5]	501.7	2	3.8

Year Ended September 30,

2025	53.45	(0.34)	15.14	14.80	0.00	(0.45)	(0.45)	67.80	27.76	[4]	0.76	[6]	0.75	[6]	(0.56)	571.7	19	[8]

2024	36.86	(0.27)	16.86	16.59	0.00	0.00	0.00	53.45	45.01	[4]	0.76	[6]	0.75	[6]	(0.59)	469.8	26

2023	29.60	(0.21)	7.47	7.26	0.00	0.00	0.00	36.86	24.53	[4]	0.78	[9]	0.76	[9]	(0.63)	332.9	13

2022	56.82	(0.29)	(25.21)	(25.50)	0.00	(1.72)	(1.72)	29.60	(46.35)[4,10]		0.76	[6]	0.75	[6]	(0.68)	281.8	37

2021	47.75	(0.34)	9.59	9.25	0.00	(0.18)	(0.18)	56.82	19.44	[4]	0.75		0.75		(0.63)	609.8	16

R6 SHARES

Six Months Ended March 31,

2026	67.86	(0.16)	(4.59)	(4.75)	0.00	(2.66)	(2.66)	60.45	(7.39)[3]		0.75	[5,6]	0.75	[5,6]	(0.48)[5]	29.9	2	3.8

Year Ended September 30,

2025	53.44	(0.34)	15.21	14.87	0.00	(0.45)	(0.45)	67.86	27.90	[4]	0.76	[6]	0.75	[6]	(0.56)	38.4	19	[8]

2024	36.86	(0.27)	16.85	16.58	0.00	0.00	0.00	53.44	44.98	[4]	0.76	[6]	0.75	[6]	(0.59)	34.3	26

2023	29.61	(0.21)	7.46	7.25	0.00	0.00	0.00	36.86	24.49	[4]	0.78	[9]	0.76	[9]	(0.63)	25.5	13

2022	56.84	(0.29)	(25.22)	(25.51)	0.00	(1.72)	(1.72)	29.61	(46.36)[4,10]		0.76	[6]	0.75	[6]	(0.68)	21.1	37

2021	47.76	(0.34)	9.60	9.26	0.00	(0.18)	(0.18)	56.84	19.45	[4]	0.75		0.75		(0.63)	39.6	16

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Annualized.
[6]	Includes interest expense of less than 0.01%.
[7]	Gross expenses were 1.02% for the six months ended March 31, 2026, after adjusting for certain transfer agency credits.
[8]	Excludes impact of in-kind transactions.
[9]	Includes interest expense of 0.01%.
[10]

The Adviser made a voluntary payment to the Fund in the amount of $2,806 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

See Notes to Financial Statements.	37

Baron Funds	March 31, 2026

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Gross expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2026	34.96	(0.16)	(3.55)	(3.71)	0.00	0.00	0.00	31.25	(10.64)[3]	1.32	[4,5]	(0.94)[4]	111.3	16	[3,6]

Year Ended September 30,

2025	29.81	(0.29)	5.44	5.15	0.00	0.00	0.00	34.96	17.28	1.33	[5]	(0.90)	153.5	41	[6]

2024	24.28	(0.24)	5.77	5.53	0.00	0.00	0.00	29.81	22.78	1.32		(0.89)	134.8	31

2023	22.27	(0.22)	2.23	2.01	0.00	0.00	0.00	24.28	9.03	1.33		(0.90)	131.6	34

2022	36.93	(0.32)	(13.05)	(13.37)	0.00	(1.29)	(1.29)	22.27	(37.47)	1.32		(1.11)	146.9	41

2021	28.17	(0.43)	10.25	9.82	0.00	(1.06)	(1.06)	36.93	35.61	1.31		(1.20)	270.3	37

INSTITUTIONAL SHARES

Six Months Ended March 31,

2026	36.07	(0.12)	(3.66)	(3.78)	0.00	0.00	0.00	32.29	(10.48)[3]	1.05	[4]	(0.67)[4]	1,453.2	16	[3,6]

Year Ended September 30,

2025	30.67	(0.21)	5.61	5.40	0.00	0.00	0.00	36.07	17.61	1.05		(0.63)	1,687.4	41	[6]

2024	24.91	(0.17)	5.93	5.76	0.00	0.00	0.00	30.67	23.12	1.05		(0.63)	1,315.5	31

2023	22.80	(0.16)	2.27	2.11	0.00	0.00	0.00	24.91	9.25	1.06		(0.64)	1,098.7	34

2022	37.68	(0.25)	(13.34)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.31)	1.06		(0.84)	955.6	41

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	1.05		(0.94)	1,721.2	37

R6 SHARES

Six Months Ended March 31,

2026	36.08	(0.12)	(3.67)	(3.79)	0.00	0.00	0.00	32.29	(10.50)[3]	1.05	[4]	(0.67)[4]	52.4	16	[3,6]

Year Ended September 30,

2025	30.67	(0.21)	5.62	5.41	0.00	0.00	0.00	36.08	17.64	1.05		(0.63)	59.8	41	[6]

2024	24.92	(0.17)	5.92	5.75	0.00	0.00	0.00	30.67	23.07	1.05		(0.63)	53.3	31

2023	22.80	(0.16)	2.28	2.12	0.00	0.00	0.00	24.92	9.30	1.06		(0.64)	46.4	34

2022	37.68	(0.24)	(13.35)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.30)	1.06		(0.85)	41.3	41

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	1.05		(0.94)	38.1	37

[1]	Based on average shares outstanding.
[2]	Total returns reflect investment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Gross expenses were 1.31% and 1.32% for the six months ended March 31, 2026 and the year ended September 30, 2025, respectively, after adjusting for certain transfer agency credits.
[6]	Excludes impact of in-kind transactions.

38	See Notes to Financial Statements.

March 31, 2026	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2026	32.00	(0.03)	(2.12)	(2.15)	0.00	0.00	0.00	29.85	(6.72)[3,4]		0.99	[5,6],7	0.95	[5]	(0.17)[5]	79.4	2	[4,8]

Year Ended September 30,

2025	27.39	(0.03)	4.64	4.61	(0.00)[8]	0.00	(0.00)[8]	32.00	16.84	[3]	1.00		0.95		(0.10)	99.6	13

2024	19.55	(0.02)	7.86	7.84	(0.00)[8]	0.00	(0.00)[8]	27.39	40.10	[3]	1.04		0.95		(0.06)	98.8	4

2023	14.66	(0.00)[9]	4.89	4.89	0.00	0.00	0.00	19.55	33.36	[3]	1.40		0.95		(0.02)	16.6	2

2022	18.47	(0.04)	(3.71)	(3.75)	0.00	(0.06)	(0.06)	14.66	(20.39)[3]		1.49	[6]	0.95		(0.23)	7.6	42

2021	14.47	(0.05)	4.06	4.01	(0.01)	0.00	(0.01)	18.47	27.70	[3]	1.91		0.95		(0.29)	9.8	11

INSTITUTIONAL SHARES

Six Months Ended March 31,

2026	32.50	0.02	(2.17)	(2.15)	0.00	0.00	0.00	30.35	(6.62)[3,4]		0.72	[5,6]	0.70	[5]	0.10 [5]	347.6	2	[4,8]

Year Ended September 30,

2025	27.81	0.04	4.72	4.76	(0.07)	0.00	(0.07)	32.50	17.12	[3]	0.73		0.70		0.14	363.8	13

2024	19.82	0.05	7.96	8.01	(0.02)	0.00	(0.02)	27.81	40.46	[3]	0.77		0.70		0.19	319.8	4

2023	14.82	0.04	4.96	5.00	0.00	0.00	0.00	19.82	33.74	[3]	1.00		0.70		0.22	78.7	2

2022	18.63	0.01	(3.76)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[3]		1.10	[6]	0.70		0.03	23.6	42

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[3]	1.48		0.70		(0.05)	27.1	11

R6 SHARES

Six Months Ended March 31,

2026	32.50	0.02	(2.16)	(2.14)	0.00	0.00	0.00	30.36	(6.61)[3,4]		0.71	[5,6]	0.70	[5]	0.09 [5]	55.6	2	[4,8]

Year Ended September 30,

2025	27.81	0.04	4.72	4.76	(0.07)	0.00	(0.07)	32.50	17.12	[3]	0.73		0.70		0.14	61.9	13

2024	19.82	0.04	7.97	8.01	(0.02)	0.00	(0.02)	27.81	40.46	[3]	0.74		0.70		0.15	53.7	4

2023	14.82	0.04	4.96	5.00	0.00	0.00	0.00	19.82	33.74	[3]	1.01		0.70		0.23	4.9	2

2022	18.63	0.00 [9]	(3.75)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[3]		1.07	[6]	0.70		0.02	3.5	42

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[3]	1.47		0.70		(0.04)	4.3	11

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	Includes interest expense of less than 0.01%.
[7]	Gross expenses were 0.98% for the six months ended March 31, 2026, after adjusting for certain transfer agency credits.
[8]	Excludes impact of in-kind transactions.
[9]	Less than $0.01 per share.

See Notes to Financial Statements.	39

Baron Funds	March 31, 2026

Changes In and Disagreements with Accountants	For the period covered by this report

Not applicable.

Results of Meeting(s) of Shareholders	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers and Others	For the period covered by this report

Refer to the financial statements included herein.

Privacy Notice

The Funds collect nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, BaronCapitalGroup.com or by calling 1-800-99BARON.

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767 Fifth Avenue, 48th Fl.

New York, NY 10153

1-800-99BARON

212-583-2000

BaronCapitalGroup.com

SEMITRUST 3/31/2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: May 21, 2026

By:	/s/ Christopher Snively
Christopher Snively
Principal Financial Officer

Date: May 21, 2026